UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/2026

Date of reporting period: 03/31/2026

Item 1. Reports to Stockholders.

(a)

Leuthold Core ETF
LCR | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Core ETF	$33	0.66%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$67,987,615
Number of Holdings	31
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(%)
Exchange Traded Funds	84.0%
Cash & Other	16.0%

Top Industries	(%)
Semiconductors	4.4%
Gold	3.0%
Software Infrastructure	1.9%
Banks Diversified	1.9%
Drug Manufacturers	1.6%
Health Care Plans	1.5%
Consumer Electronics	1.3%
Credit Services	1.2%
Internet Content & Information	1.1%
Capital Markets	1.0%

Top Sectors	(%)
Technology	11.2%
Health Care	9.2%
Financials	9.2%
Consumer Discretionary	5.0%
Materials	4.5%
Industrials	4.2%
Communication Services	3.6%
Energy	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core ETF	PAGE 1	TSR-SAR-56167R606

Leuthold Core Investment Fund
Institutional | LCRIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$63	1.25%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$533,153,383
Number of Holdings	228
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	2.8%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	1.9%
Exchange Traded Funds	1.1%
Real Estate Investment Trusts	-0.3%
Cash & Other	37.0%

Top Industries	(%)
Health Care Providers & Services	5.8%
Metals & Mining	5.6%
Electronic Equipment, Instruments & Components	5.1%
Banks	4.7%
Biotechnology	4.1%
Air Freight & Logistics	3.8%
Interactive Media & Services	3.6%
Automobile Components	3.3%
Communications Equipment	3.3%
Energy Equipment & Services	3.3%

Top Equity Sectors	(%)
Health Care	14.6%
Information Technology	14.5%
Financials	16.3%
Industrials	11.1%
Consumer Discretionary	8.0%
Materials	7.6%
Communication Services	4.4%
Energy	3.9%
Consumer Staples	0.4%
Real Estate	0.3%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core Investment Fund	PAGE 1	TSR-SAR-56167R887

Leuthold Core Investment Fund
Retail | LCORX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$68	1.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$533,153,383
Number of Holdings	228
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	2.8%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	1.9%
Exchange Traded Funds	1.1%
Real Estate Investment Trusts	-0.3%
Cash & Other	37.0%

Top Industries	(%)
Health Care Providers & Services	5.8%
Metals & Mining	5.6%
Electronic Equipment, Instruments & Components	5.1%
Banks	4.7%
Biotechnology	4.1%
Air Freight & Logistics	3.8%
Interactive Media & Services	3.6%
Automobile Components	3.3%
Communications Equipment	3.3%
Energy Equipment & Services	3.3%

Top Equity Sectors	(%)
Health Care	14.6%
Information Technology	14.5%
Financials	16.3%
Industrials	11.1%
Consumer Discretionary	8.0%
Materials	7.6%
Communication Services	4.4%
Energy	3.9%
Consumer Staples	0.4%
Real Estate	0.3%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core Investment Fund	PAGE 1	TSR-SAR-56167R804

Leuthold Global Fund
Institutional | GLBIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$112	2.15%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,902,956
Number of Holdings	264
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	58.6%
U.S. Treasury Securities	2.3%
U.S. Treasury Bills	2.3%
Foreign Government Debt Obligations	1.8%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-6.8%
Cash & Other	41.9%

Top Industries	(%)
Banks	7.9%
Semiconductors & Semiconductor Equipment	6.0%
Wireless Telecommunication Services	5.2%
Oil, Gas & Consumable Fuels	5.0%
Capital Markets	4.6%
Insurance	4.6%
Automobile Components	4.2%
Energy Equipment & Services	3.9%
Air Freight & Logistics	3.2%
Passenger Airlines	3.1%

Top Equity Sectors	(%)
Financials	22.3%
Information Technology	12.1%
Energy	10.5%
Industrials	12.0%
Communication Services	7.9%
Consumer Discretionary	6.5%
Health Care	3.6%
Utilities	2.8%
Materials	0.6%
Consumer Staples	0.2%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Global Fund	PAGE 1	TSR-SAR-56167R861

Leuthold Global Fund
Retail | GLBLX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$124	2.40%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,902,956
Number of Holdings	264
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	58.6%
U.S. Treasury Securities	2.3%
U.S. Treasury Bills	2.3%
Foreign Government Debt Obligations	1.8%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-6.8%
Cash & Other	41.9%

Top Industries	(%)
Banks	7.9%
Semiconductors & Semiconductor Equipment	6.0%
Wireless Telecommunication Services	5.2%
Oil, Gas & Consumable Fuels	5.0%
Capital Markets	4.6%
Insurance	4.6%
Automobile Components	4.2%
Energy Equipment & Services	3.9%
Air Freight & Logistics	3.2%
Passenger Airlines	3.1%

Top Equity Sectors	(%)
Financials	22.3%
Information Technology	12.1%
Energy	10.5%
Industrials	12.0%
Communication Services	7.9%
Consumer Discretionary	6.5%
Health Care	3.6%
Utilities	2.8%
Materials	0.6%
Consumer Staples	0.2%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Global Fund	PAGE 1	TSR-SAR-56167R879

Leuthold Grizzly Short Fund
Retail | GRZZX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$156	3.04%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$35,323,272
Number of Holdings	111
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)*
U.S. Treasury Bills	14.1%
Real Estate Investment Trusts	-2.0%
Exchange Traded Funds	-30.7%
Common Stocks	-62.0%
Cash & Other	180.6%

Top Industries	(%)**
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.1%
Chemicals	4.8%
Insurance	3.9%
Software	3.6%
Machinery	2.9%
Commercial Services & Supplies	2.8%
Ground Transportation	2.8%
Entertainment	2.8%
Financial Services	2.3%

Top Sectors	(%)**
Financials	16.4%
Industrials	13.5%
Consumer Discretionary	9.2%
Information Technology	7.4%
Materials	6.0%
Communication Services	2.8%
Consumer Staples	2.6%
Health Care	2.6%
Real Estate	1.9%
Energy	1.6%
*	Percentages are stated as a percent of net assets and netted with short positions.
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Grizzly Short Fund	PAGE 1	TSR-SAR-56167R838

Leuthold Select Industries ETF
LST | (Principal U.S. Listing Exchange: (NYSE Arca, Inc.)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Leuthold Select Industries ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Select Industries ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$131,631,970
Number of Holdings	108
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(%)
Common Stocks	98.9%
Cash & Other	1.1%

Top Industries	(%)
Health Care Providers & Services	8.9%
Banks	7.7%
Metals & Mining	6.9%
Electronic Equipment, Instruments & Components	6.9%
Biotechnology	6.5%
Communications Equipment	5.9%
Air Freight & Logistics	5.6%
Capital Markets	5.4%
Construction & Engineering	5.1%
Energy Equipment & Services	5.0%

Top Sectors	(%)
Information Technology	20.3%
Health Care	19.9%
Financials	16.7%
Industrials	13.9%
Consumer Discretionary	10.4%
Materials	7.6%
Energy	6.3%
Communication Services	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Select Industries ETF	PAGE 1	TSR-SAR-56167R705

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Leuthold Funds
Leuthold Core ETF
Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Grizzly Short Fund
Leuthold Select Industries ETF
Semi-Annual Financial Statements and Additional Information
March 31, 2026 (Unaudited)

LEUTHOLD CORE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 84.0%
Direxion Daily S&P 500 Bear 1x Shares	353,796	$3,520,270
Invesco Building & Construction ETF	10,768	1,050,668
Invesco CurrencyShares Euro Currency Trust	8,137	868,137
Invesco CurrencyShares Japanese Yen Trust(a)	5,060	292,873
Invesco KBW Bank ETF	6,656	526,623
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	51,280	2,744,941
iShares 1-3 Year Treasury Bond ETF	128,925	10,645,337
iShares 5-10 Year Investment Grade Corporate Bond ETF	19,692	1,048,008
iShares 7-10 Year Treasury Bond ETF	11,377	1,085,821
iShares Biotechnology ETF	12,088	2,041,059
iShares International Treasury Bond ETF	14,736	605,060
iShares MBS ETF	10,149	963,648
iShares MSCI Global Metals & Mining Producers ETF	14,164	801,541
iShares U.S. Healthcare Providers ETF	29,209	1,222,397
iShares U.S. Insurance ETF	5,294	679,167
iShares U.S. Transportation ETF	14,013	1,045,370
Leuthold Select Industries ETF(b)	33,700	1,363,165
SPDR Bloomberg International Corporate Bond ETF	21,142	657,093
SPDR Bloomberg International Treasury Bond ETF	72,200	1,584,790
State Street Communication Services Select Sector SPDR ETF	21,865	2,423,954
State Street Energy Select Sector SPDR ETF	5,514	337,788
State Street Financial Select Sector SPDR ETF	92,714	4,577,290
State Street Health Care Select Sector SPDR ETF	15,704	2,302,363
State Street Industrial Select Sector SPDR ETF	4,882	789,566
State Street SPDR S&P Capital Markets ETF	3,190	438,944
State Street SPDR S&P Retail ETF	7,990	642,955
State Street Technology Select Sector SPDR ETF	57,262	7,610,120
VanEck Gold Miners ETF	24,368	2,236,251
VanEck Oil Services ETF	3,905	1,578,440

	Shares	Value
VanEck Pharmaceutical ETF	6,821	$708,566
Vanguard Short-Term Inflation-Protected Securities ETF	14,263	712,437
TOTAL EXCHANGE TRADED FUNDS (Cost $50,848,929)		57,104,642
TOTAL INVESTMENTS - 84.0% (Cost $50,848,929)		$57,104,642
Money Market Deposit Account - 16.1%(c)		10,956,451
Liabilities in Excess of Other Assets - (0.1)%		(73,478)
TOTAL NET ASSETS - 100.0%		$67,987,615

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

1

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.3%
Air Freight & Logistics - 3.8%
CH Robinson Worldwide, Inc.	16,198	$2,690,002
Expeditors International of Washington, Inc.	17,222	2,466,707
FedEx Corp.	18,618	6,631,359
GXO Logistics, Inc.(a)	32,395	1,679,681
Hub Group, Inc. - Class A - Class A	39,191	1,412,444
United Parcel Service, Inc. - Class B	52,503	5,165,245
		20,045,438
Automobile Components - 3.3%
Aptiv PLC(a)	42,356	2,941,200
Autoliv, Inc.	26,996	2,838,899
Garrett Motion, Inc.	172,681	3,137,614
Lear Corp.	23,272	2,817,774
Magna International, Inc.	71,307	3,979,644
Visteon Corp.	21,224	1,933,719
		17,648,850
Banks - 5.0%
Bank of America Corp.	84,712	4,129,710
Barclays PLC - ADR	158,811	3,360,441
Canadian Imperial Bank of Commerce	42,728	4,048,478
Citigroup, Inc.	43,938	4,983,008
JPMorgan Chase & Co.	16,849	4,956,302
PNC Financial Services Group, Inc.	12,567	2,615,067
US Bancorp	49,524	2,575,743
		26,668,749
Biotechnology - 4.1%
Amgen, Inc.	11,078	3,897,794
Biogen, Inc.(a)	17,035	3,123,027
Gilead Sciences, Inc.	28,579	3,983,055
Regeneron Pharmaceuticals, Inc.	4,841	3,740,350
United Therapeutics Corp.(a)	5,492	3,256,646
Vertex Pharmaceuticals, Inc.(a)	8,471	3,782,641
		21,783,513
Capital Markets - 3.5%
Deutsche Bank AG	125,299	3,731,404
Goldman Sachs Group, Inc.	8,937	7,560,613
Morgan Stanley	34,257	5,637,675
StoneX Group, Inc.(a)	23,552	1,899,428
		18,829,120
Chemicals - 0.0%(b)
China Lumena New Materials Corp.(a)(c)	20,950	0

	Shares	Value
Communications Equipment - 3.3%
Cisco Systems, Inc.	77,264	$5,994,914
Digi International, Inc.(a)	26,344	1,269,781
F5, Inc.(a)	9,961	2,882,016
NetScout Systems, Inc.(a)	87,597	2,784,709
Telefonaktiebolaget LM Ericsson - ADR	412,946	4,653,901
		17,585,321
Construction & Engineering - 3.0%
AECOM	13,126	1,113,347
Dycom Industries, Inc.(a)	8,099	2,744,103
EMCOR Group, Inc.	4,654	3,436,095
Granite Construction, Inc.	23,645	2,834,563
Primoris Services Corp.	25,320	3,621,773
Valmont Industries, Inc.	6,051	2,417,798
		16,167,679
Construction Materials - 0.5%
CRH PLC	22,900	2,407,248
Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc.(a)	24,389	2,810,832
Laureate Education, Inc.(a)	106,401	3,707,011
Perdoceo Education Corp.	54,737	2,036,764
Universal Technical Institute, Inc.(a)	73,913	2,668,259
		11,222,866
Electronic Equipment, Instruments & Components - 5.2%
Benchmark Electronics, Inc.	23,831	1,335,966
CTS Corp.	21,504	1,027,031
Flex, Ltd.(a)	107,239	7,019,865
Jabil, Inc.	32,581	8,654,491
Plexus Corp.(a)	13,498	2,733,885
Sanmina Corp.(a)	19,642	2,546,389
TE Connectivity PLC	21,038	4,397,362
		27,714,989
Energy Equipment & Services - 3.3%
Baker Hughes Co.	47,290	2,887,054
Halliburton Co.	63,580	2,478,984
NOV, Inc.	92,624	1,742,257
Oceaneering International, Inc.(a)	71,307	2,529,259
SLB Ltd.	68,886	3,540,052
Tenaris SA - ADR	44,031	2,561,724
Weatherford International PLC	17,594	1,664,041
		17,403,371
Financial Services - 1.4%
Mastercard, Inc. - Class A	8,099	4,046,746
Visa, Inc. - Class A	10,891	3,291,696
		7,338,442

The accompanying notes are an integral part of these financial statements.

2

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - 5.8%
Cardinal Health, Inc.	33,047	$6,983,162
Cencora, Inc.	16,011	5,029,695
CVS Health Corp.	22,155	1,591,172
Encompass Health Corp.	16,198	1,566,832
HCA Healthcare, Inc.	8,471	4,008,816
McKesson Corp.	8,285	7,169,508
Tenet Healthcare Corp.(a)	15,732	2,968,786
Universal Health Services, Inc. - Class B	9,774	1,749,253
		31,067,224
Insurance - 2.5%
Allstate Corp.	10,333	2,142,444
Assurant, Inc.	9,123	1,987,081
Hanover Insurance Group, Inc.	7,354	1,274,816
Hartford Insurance Group, Inc.	17,594	2,379,236
Markel Group, Inc.(a)	931	1,781,999
Travelers Cos., Inc.	8,657	2,525,074
White Mountains Insurance Group Ltd.	559	1,228,101
		13,318,751
Interactive Media & Services - 3.6%
Alphabet, Inc. - Class A	36,677	10,546,838
Cargurus, Inc.(a)	71,958	2,450,170
Meta Platforms, Inc. - Class A	10,333	5,911,819
		18,908,827
Metals & Mining - 5.6%
Agnico Eagle Mines, Ltd.	15,546	3,155,527
Alcoa Corp.	29,230	1,938,826
Eldorado Gold Corp.	92,810	3,186,167
Equinox Gold Corp.	139,914	2,023,156
Hudbay Minerals, Inc.	73,355	1,533,120
IAMGOLD Corp.(a)	320,135	6,024,941
Kinross Gold Corp.	247,991	7,568,685
Pan American Silver Corp.	31,650	1,729,040
Rio Tinto PLC - ADR	26,996	2,518,457
		29,677,919
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	25,879	1,720,436
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	52,875	3,206,869
GSK PLC - ADR	52,503	2,897,641
Johnson & Johnson	16,849	4,118,569
Merck & Co., Inc.	25,879	3,112,985
Sanofi SA - ADR	49,244	2,372,576
		15,708,640

	Shares	Value
Professional Services - 1.0%
Broadridge Financial Solutions, Inc.	10,426	$1,694,016
Concentrix Corp.	30,161	825,205
Maximus, Inc.	20,107	1,288,859
SS&C Technologies Holdings, Inc.	25,320	1,710,872
		5,518,952
Semiconductors & Semiconductor Equipment - 1.2%
Lam Research Corp.	10,612	2,267,360
NVIDIA Corp.	24,296	4,237,222
		6,504,582
Software - 1.9%
Microsoft Corp.	27,182	10,061,961
Specialty Retail - 0.5%
Gap, Inc.	63,022	1,525,133
Urban Outfitters, Inc.(a)	20,852	1,320,974
		2,846,107
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. - Class C	15,732	2,582,093
TOTAL COMMON STOCKS (Cost $229,900,284)		342,731,078
EXCHANGE TRADED FUNDS - 9.1%
Invesco CurrencyShares Japanese Yen Trust(a)	58,500	3,385,980
iShares International Treasury Bond ETF	138,907	5,703,521
Kensington Credit Opportunities ETF	55,839	1,378,045
SPDR Bloomberg International Corporate Bond ETF	97,222	3,021,660
SPDR Bloomberg International Treasury Bond ETF	411,919	9,041,622
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	412,770	13,844,306
Vanguard Mortgage-Backed Securities ETF	162,131	7,612,050
Vanguard Short-Term Inflation-Protected Securities ETF	96,688	4,829,566
TOTAL EXCHANGE TRADED FUNDS (Cost $48,113,062)		48,816,750

The accompanying notes are an integral part of these financial statements.

3

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.1%
French Republic Government Bond OAT, 3.00%, 05/25/2033(d)	EUR	4,780,000	$5,373,439
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	4,450,000	5,667,325
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,669,385)			11,040,764
U.S. TREASURY SECURITIES - 1.9%
United States Treasury Note/ Bond, 3.88%, 08/15/2033		$10,300,000	10,116,129
TOTAL U.S. TREASURY SECURITIES (Cost $10,008,478)			10,116,129
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.8%
3.59%, 04/30/2026(e)		15,000,000	14,956,983
TOTAL U.S. TREASURY BILLS (Cost $14,956,983)			14,956,983
TOTAL INVESTMENTS(f)- 80.2% (Cost $313,648,192)			$427,661,704
Money Market Deposit Account - 17.5%(f)(g)			93,511,070
Other Assets in Excess of Liabilities - 2.3%			11,980,609
TOTAL NET ASSETS - 100.0%			$533,153,383

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
EUR - Euro
GBP - British Pound
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $5,373,439 or 1.0% of the Fund’s net assets.

(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of March 31, 2026 was $521,172,774.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

4

Leuthold Core Investment Fund
Schedule of Securities Sold Short
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (8.9)%
Aerospace & Defense - (0.3)%
Boeing Co.	(2,327)	$(463,143)
Loar Holdings, Inc.	(4,504)	(258,034)
StandardAero, Inc.	(12,766)	(329,746)
TransDigm Group, Inc.	(571)	(661,766)
		(1,712,689)
Banks - (0.3)%
Beacon Financial Corp.	(11,619)	(348,570)
Eastern Bankshares, Inc.	(16,255)	(317,948)
Glacier Bancorp, Inc.	(7,089)	(316,666)
Triumph Financial, Inc.	(8,652)	(516,178)
		(1,499,362)
Beverages - (0.0)%(a)
Primo Brands Corp.	(13,792)	(259,703)
Building Products - (0.3)%
AAON, Inc.	(5,850)	(484,087)
CSW Industrials, Inc.	(1,358)	(353,868)
Lennox International, Inc.	(1,349)	(626,111)
		(1,464,066)
Capital Markets - (1.2)%
Ares Management Corp. - Class A	(3,651)	(398,324)
Blackstone, Inc.	(5,318)	(611,517)
Blue Owl Capital, Inc. - Class A	(18,678)	(170,530)
CME Group, Inc. - Class A	(2,312)	(682,849)
Cohen & Steers, Inc.	(5,287)	(330,702)
FactSet Research Systems, Inc.	(907)	(196,810)
Hamilton Lane, Inc. - Class A	(2,389)	(237,467)
Houlihan Lokey, Inc.	(1,883)	(270,437)
KKR & Co., Inc.	(6,012)	(556,110)
MarketAxess Holdings, Inc.	(2,138)	(352,727)
Moelis & Co. - Class A	(5,306)	(302,442)
Moody's Corp.	(1,513)	(660,046)
MSCI, Inc.	(1,567)	(844,629)
Perella Weinberg Partners	(16,108)	(292,521)
Tradeweb Markets, Inc. - Class A	(3,276)	(385,454)
		(6,292,565)
Chemicals - (0.7)%
Air Products and Chemicals, Inc.	(2,331)	(677,132)
Chemours Co.	(20,118)	(443,200)
Dow, Inc.	(24,359)	(1,014,552)
International Flavors & Fragrances, Inc.	(8,571)	(621,826)
Stepan Co.	(4,349)	(217,363)
Westlake Corp.	(6,252)	(730,359)
		(3,704,432)
Commercial Services & Supplies - (0.4)%
Casella Waste Systems, Inc. - Class A	(3,134)	(248,651)
Cintas Corp.	(3,203)	(541,755)

	Shares	Value
RB Global, Inc.	(6,796)	$(651,397)
Rollins, Inc.	(14,009)	(748,221)
		(2,190,024)
Construction Materials - (0.1)%
Knife River Corp.	(4,365)	(356,402)
Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(13,576)	(541,004)
Electronic Equipment, Instruments & Components - (0.1)%
Mirion Technologies, Inc.	(19,666)	(365,591)
Novanta, Inc.	(2,663)	(314,527)
		(680,118)
Energy Equipment & Services - (0.1)%
Select Water Solutions, Inc.	(30,684)	(469,465)
Entertainment - (0.4)%
Live Nation Entertainment, Inc.	(4,613)	(703,529)
Take-Two Interactive Software, Inc.	(3,831)	(756,622)
TKO Group Holdings, Inc.	(3,301)	(665,647)
		(2,125,798)
Financial Services - (0.3)%
Corpay, Inc.	(2,146)	(624,464)
Fidelity National Information Services, Inc.	(9,644)	(452,400)
Toast, Inc. - Class A	(21,233)	(562,887)
Walker & Dunlop, Inc.	(3,589)	(159,280)
		(1,799,031)
Food Products - (0.2)%
Mondelez International, Inc. - Class A	(11,721)	(675,599)
Tyson Foods, Inc. - Class A	(6,892)	(441,570)
		(1,117,169)
Ground Transportation - (0.4)%
Knight-Swift Transportation Holdings, Inc.	(7,120)	(409,970)
Marten Transport Ltd.	(22,132)	(290,593)
Old Dominion Freight Line, Inc.	(3,782)	(739,003)
Saia, Inc.	(807)	(283,483)
Werner Enterprises, Inc.	(14,969)	(440,238)
		(2,163,287)
Health Care Equipment & Supplies - (0.3)%
Baxter International, Inc.	(10,616)	(178,349)
Intuitive Surgical, Inc.	(1,339)	(617,265)
Stryker Corp.	(1,908)	(626,950)
		(1,422,564)
Hotels, Restaurants & Leisure - (0.9)%
Aramark	(9,532)	(386,427)
Caesars Entertainment, Inc.	(11,014)	(291,100)
Chipotle Mexican Grill, Inc.	(15,074)	(482,519)
DoorDash, Inc. - Class A	(3,072)	(461,261)

The accompanying notes are an integral part of these financial statements.

5

Leuthold Core Investment Fund
Schedule of Securities Sold Short
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - (Continued)
First Watch Restaurant Group, Inc.	(18,995)	$(199,068)
Global Business Travel Group	(43,975)	(245,380)
Shake Shack, Inc. - Class A	(3,786)	(334,947)
Starbucks Corp.	(7,464)	(668,700)
Texas Roadhouse, Inc.	(4,341)	(716,873)
Vail Resorts, Inc.	(1,729)	(221,865)
Yum! Brands, Inc.	(4,537)	(705,413)
		(4,713,553)
Household Products - (0.1)%
Clorox Co.	(5,823)	(603,437)
Insurance - (0.6)%
Aon PLC - Class A	(1,852)	(597,789)
Arthur J. Gallagher & Co.	(2,323)	(503,115)
Brown & Brown, Inc.	(7,436)	(484,902)
Erie Indemnity Co. - Class A	(1,821)	(457,635)
Marsh & McLennan Cos., Inc.	(3,859)	(669,343)
Ryan Specialty Holdings, Inc.	(7,135)	(240,735)
		(2,953,519)
IT Services - (0.3)%
Cloudflare, Inc. - Class A	(3,631)	(749,221)
Snowflake, Inc. - Class A	(4,482)	(675,975)
		(1,425,196)
Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(4,596)	(240,187)
Repligen Corp.	(2,690)	(316,936)
		(557,123)
Machinery - (0.4)%
Hillman Solutions Corp.	(36,523)	(303,871)
IDEX Corp.	(3,404)	(645,228)
Ingersoll Rand, Inc.	(8,664)	(694,160)
Stanley Black & Decker, Inc.	(7,710)	(547,873)
		(2,191,132)
Oil, Gas & Consumable Fuels - (0.1)%
ONEOK, Inc.	(8,530)	(771,027)
Semiconductors & Semiconductor Equipment - (0.2)%
ARM Holdings PLC - ADR	(5,349)	(809,197)
Software - (0.5)%
Braze, Inc. - Class A	(11,203)	(264,503)
Cellebrite DI Ltd.	(20,299)	(279,720)
Crowdstrike Holdings, Inc. - Class A	(1,432)	(559,067)
Datadog, Inc. - Class A	(4,446)	(524,850)
Klaviyo, Inc. - Class A	(10,875)	(211,627)
Palo Alto Networks, Inc.	(3,550)	(569,136)
Samsara, Inc. - Class A	(10,211)	(323,587)
		(2,732,490)

	Shares	Value
Specialty Retail - (0.2)%
Carvana Co.	(1,532)	$(481,630)
Dick’s Sporting Goods, Inc.	(3,350)	(664,272)
Floor & Decor Holdings, Inc. - Class A	(3,195)	(162,306)
		(1,308,208)
Textiles, Apparel & Luxury Goods - (0.2)%
NIKE, Inc. - Class B	(9,270)	(489,641)
On Holding AG - Class A	(15,579)	(529,998)
		(1,019,639)
Trading Companies & Distributors - (0.1)%
Watsco, Inc.	(1,686)	(613,350)
TOTAL COMMON STOCKS (Proceeds $54,129,484)		(47,495,550)
EXCHANGE TRADED FUNDS - (8.0)%
Invesco Nasdaq 100 ETF	(54,683)	(12,993,774)
iShares Expanded Tech-Software Sector ETF	(16,502)	(1,320,985)
iShares Russell 2000 ETF	(4,345)	(1,077,560)
iShares S&P 500 Growth ETF	(40,486)	(4,579,372)
State Street Consumer Discretionary Select Sector SPDR ETF	(41,092)	(4,478,206)
State Street Consumer Staples Select Sector SPDR ETF	(16,511)	(1,353,572)
State Street Real Estate Select Sector SPDR ETF	(22,958)	(937,375)
State Street SPDR Portfolio S&P 500 ETF	(69,153)	(5,292,971)
State Street SPDR S&P 500 ETF Trust	(16,209)	(10,541,361)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $44,697,133)		(42,575,176)
REAL ESTATE INVESTMENT TRUSTS - (0.3)%
Specialized REITs - (0.3)%
Digital Realty Trust, Inc.	(4,037)	(727,507)
Iron Mountain, Inc.	(7,471)	(763,088)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,451,548)		(1,490,595)
TOTAL SECURITIES SOLD SHORT - (17.2)% (Proceeds $100,278,165)		$(91,561,321)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.6%
Air Freight & Logistics - 3.2%
Deutsche Post AG	2,400	$126,497
FedEx Corp.	579	206,228
Hyundai Glovis Co. Ltd.	536	76,128
JD Logistics, Inc.(a)(b)	43,200	76,261
United Parcel Service, Inc. - Class B	1,620	159,376
Yamato Holdings Co. Ltd.	4,700	52,413
		696,903
Automobile Components - 4.2%
Aumovio SE(a)	475	18,602
Autoliv, Inc.	705	74,138
Continental AG	950	66,317
Hyundai Mobis Co. Ltd.	415	107,078
Lear Corp.	639	77,370
Magna International, Inc.	2,358	131,600
Minth Group, Ltd.	22,900	95,666
Sumitomo Electric Industries Ltd.	5,000	284,100
Toyoda Gosei Co. Ltd.	2,900	76,017
		930,888
Automobiles - 0.7%
General Motors Co.	1,982	147,659
Banks - 8.1%
ABN AMRO Bank NV	4,137	131,147
ANZ Group Holdings Ltd.	2,654	66,735
Banco Santander SA - ADR	16,188	182,601
Bank of Nova Scotia	797	55,240
Barclays PLC - ADR	5,702	120,654
Canadian Imperial Bank of Commerce	1,076	101,951
Citigroup, Inc.	874	99,120
Commerzbank AG	4,955	180,756
Danske Bank AS	1,808	89,103
Fifth Third Bancorp	1,923	89,342
M&T Bank Corp.	347	71,732
Mizuho Financial Group, Inc. - ADR	19,275	153,043
Nishi-Nippon Financial Holdings, Inc.	4,500	108,555
Old National Bancorp	2,917	64,466
Svenska Handelsbanken AB - Class A	6,535	86,156
UniCredit SpA	1,396	100,155
United Overseas Bank Ltd.	2,400	68,702
		1,769,458
Capital Markets - 5.3%
Daiwa Securities Group, Inc.	8,200	77,698
Deutsche Bank AG	4,920	146,518
Goldman Sachs Group, Inc.	263	222,495
Interactive Brokers Group, Inc. - Class A	1,668	111,873

	Shares	Value
Investec PLC	6,421	$49,490
Macquarie Group Ltd.	668	94,894
Morgan Stanley	1,040	171,153
Raymond James Financial, Inc.	638	92,376
SBI Holdings, Inc.	3,800	70,362
UBS Group AG	2,895	113,108
		1,149,967
Communications Equipment - 2.8%
Arcadyan Technology Corp.	8,000	38,791
BYD Electronic International Co. Ltd.	12,000	43,165
Cisco Systems, Inc.	1,390	107,850
Digi International, Inc.(a)	1,416	68,251
F5, Inc.(a)	235	67,993
NetScout Systems, Inc.(a)	2,723	86,564
Viavi Solutions, Inc.(a)	5,164	171,858
ZTE Corp. - Class H	13,000	36,741
		621,213
Electronic Equipment, Instruments & Components - 1.1%
Belden, Inc.	470	53,970
Flex, Ltd.(a)	870	56,950
Hon Hai Precision Industry Co. Ltd.	10,000	61,128
TD SYNNEX Corp.	371	62,591
		234,639
Energy Equipment & Services - 3.9%
Baker Hughes Co.	2,901	177,106
China Oilfield Services Ltd. - Class H	74,000	84,789
DOF Group ASA	7,315	105,353
Enerflex Ltd.	4,094	85,641
Innovex International, Inc.(a)	3,027	73,829
NOV, Inc.	6,300	118,503
Oceaneering International, Inc.(a)	2,721	96,514
Weatherford International PLC	1,278	120,873
		862,608
Gas Utilities - 2.5%
Italgas SpA	7,134	83,104
Korea Gas Corp.	1,928	45,320
Kunlun Energy Co. Ltd.	64,000	58,480
MDU Resources Group, Inc.	3,746	77,617
Naturgy Energy Group SA	2,501	75,082
New Jersey Resources Corp.	1,251	68,705
Toho Gas Co. Ltd.	7,000	55,702
UGI Corp.	2,241	81,617
		545,627
Health Care Providers & Services - 2.9%
Concentra Group Holdings Parent, Inc.(c)	0(d)	0
HCA Healthcare, Inc.	389	184,090
National HealthCare Corp.	740	118,178
Select Medical Holdings Corp.	7,335	119,487

The accompanying notes are an integral part of these financial statements.

7

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - (Continued)
Tenet Healthcare Corp.(a)	641	$120,963
Universal Health Services, Inc. - Class B	543	97,181
		639,899
Insurance - 4.9%
Axis Capital Holdings Ltd.	1,083	109,827
Chubb Ltd.	192	62,578
DB Insurance Co. Ltd.	874	98,031
Fairfax Financial Holdings Ltd.	69	117,570
Hartford Insurance Group, Inc.	620	83,843
Loews Corp.	939	100,229
Markel Group, Inc.(a)	34	65,078
Old Republic International Corp.	2,773	110,643
QBE Insurance Group Ltd.	6,287	92,776
Sompo Holdings, Inc.	5,900	229,677
		1,070,252
Interactive Media & Services - 1.4%
Baidu, Inc. - Class A(a)	5,800	81,074
CAR Group Ltd.	2,263	36,125
Cargurus, Inc.(a)	1,682	57,272
LY Corp.	18,000	43,400
Match Group, Inc.	1,356	41,643
Scout24 SE(b)	682	52,622
		312,136
Oil, Gas & Consumable Fuels - 5.1%
Cenovus Energy, Inc.	4,237	112,408
Chevron Corp.	603	124,761
Ecopetrol SA - ADR	6,157	92,293
Equinor ASA - ADR	2,296	96,891
Exxon Mobil Corp.	1,589	269,590
Galp Energia SGPS SA	3,228	77,400
PTT PCL - NVDR	61,600	65,373
Suncor Energy, Inc.	2,274	150,334
TotalEnergies SE	1,409	128,191
		1,117,241
Paper & Forest Products - 0.0%(e)
China Forestry Holdings Co. Ltd.(a)	2,484,000	0
Passenger Airlines - 3.1%
ANA Holdings, Inc.	3,700	66,264
Cathay Pacific Airways Ltd.	59,000	85,191
Copa Holdings SA - Class A	710	80,663
Delta Air Lines, Inc.	2,107	140,073
Eva Airways Corp.	53,000	57,105
International Consolidated Airlines Group SA	31,667	149,025
Singapore Airlines Ltd.	21,500	110,869
		689,190

	Shares	Value
Semiconductors & Semiconductor Equipment - 6.1%
ACM Research, Inc. - Class A(a)	1,962	$77,205
Amkor Technology, Inc.	2,605	117,303
Applied Materials, Inc.	572	195,504
ASML Holding NV	125	165,104
Cirrus Logic, Inc.(a)	425	61,464
Marvell Technology, Inc.	830	82,211
Micron Technology, Inc.	179	60,473
MKS, Inc.	614	141,103
Photronics, Inc.(a)	2,577	104,137
SCREEN Holdings Co. Ltd.	1,700	101,280
SK Hynix, Inc.	136	77,162
Skyworks Solutions, Inc.	934	50,016
Tokyo Electron Ltd.	400	99,380
		1,332,342
Transportation Infrastructure - 3.1%
Aena SME SA(b)	6,525	193,046
Fraport AG Frankfurt Airport Services Worldwide(a)	1,587	138,254
Grupo Aeroportuario del Sureste SAB de CV - ADR	263	88,402
International Container Terminal Services, Inc.	16,280	184,572
Shenzhen International Holdings Ltd.	71,500	65,208
		669,482
Wireless Telecommunication Services - 5.2%
America Movil SAB de CV - ADR	5,289	134,764
Far EasTone Telecommunications Co. Ltd.	29,000	83,763
Freenet AG	2,778	85,538
KDDI Corp.	6,400	108,971
MTN Group Ltd.	12,697	148,259
Tele2 AB - Class B	7,301	151,112
TIM SA/Brazil - ADR	4,909	130,039
T-Mobile US, Inc.	667	140,090
Vodafone Group PLC - ADR	10,988	165,040
		1,147,576
TOTAL COMMON STOCKS (Cost $10,847,326)		13,937,080
EXCHANGE TRADED FUNDS - 6.0%
Invesco CurrencyShares Japanese Yen Trust(a)	1,372	79,411
iShares 5-10 Year Investment Grade Corporate Bond ETF	3,779	201,118
iShares International Treasury Bond ETF	2,232	91,646
Kensington Credit Opportunities ETF	2,184	53,899
SPDR Bloomberg International Corporate Bond ETF	4,949	153,815

The accompanying notes are an integral part of these financial statements.

8

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

		Shares	Value
EXCHANGE TRADED FUNDS - (Continued)
SPDR Bloomberg International Treasury Bond ETF		11,276	$247,508
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455	250,041
Vanguard Mortgage-Backed Securities ETF		2,975	139,676
Vanguard Short-Term Inflation-Protected Securities ETF		1,801	89,960
TOTAL EXCHANGE TRADED FUNDS (Cost $1,285,753)			1,307,074
		Par
U.S. TREASURY SECURITIES - 2.3%
United States Treasury Note/Bond, 3.88%, 08/15/2033		$510,000	500,896
TOTAL U.S. TREASURY SECURITIES (Cost $495,565)			500,896
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.8%
French Republic Government Bond OAT, 3.00%, 05/25/2033(b)	EUR	145,000	163,002
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	185,000	235,608
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $387,284)			398,610
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.3%
3.59%, 04/30/2026(f)		500,000	498,566
TOTAL U.S. TREASURY BILLS (Cost $498,566)			498,566
TOTAL INVESTMENTS(g)- 76.0% (Cost $13,514,494)			$16,642,226
Money Market Deposit Account - 19.4%(g)(h)			4,244,437
Other Assets in Excess of Liabilities - 4.6%			1,016,293
TOTAL NET ASSETS - 100.0%			$21,902,956

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
EUR - Euro
GBP - British Pound
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $484,931 or 2.2% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	Rounds to zero.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is the annualized yield as of March 31, 2026.
(g)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of these assets committed as collateral as of March 31, 2026 is $20,886,663.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

9

LEUTHOLD GLOBAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (12.8)%
Invesco Nasdaq 100 ETF	(1,818)	$(431,993)
iShares Expanded Tech-Software Sector ETF	(379)	(30,339)
iShares MSCI EAFE ETF	(6,969)	(676,899)
iShares MSCI Emerging Markets ETF	(2,861)	(162,476)
iShares Russell 2000 ETF	(98)	(24,304)
iShares S&P 500 Growth ETF	(931)	(105,306)
State Street Consumer Discretionary Select Sector SPDR ETF	(947)	(103,204)
State Street Consumer Staples Select Sector SPDR ETF	(380)	(31,152)
State Street Real Estate Select Sector SPDR ETF	(528)	(21,558)
State Street SPDR Portfolio S&P 500 ETF	(1,590)	(121,699)
State Street SPDR S&P 500 ETF Trust	(673)	(437,679)
Vanguard Total World Stock ETF	(4,725)	(653,562)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,815,460)		(2,800,171)
COMMON STOCKS - (5.0)%
Aerospace & Defense - (0.2)%
Boeing Co.	(53)	(10,549)
Loar Holdings, Inc.	(103)	(5,901)
StandardAero, Inc.	(294)	(7,594)
TransDigm Group, Inc.	(13)	(15,066)
		(39,110)
Banks - (0.2)%
Beacon Financial Corp.	(267)	(8,010)
Eastern Bankshares, Inc.	(374)	(7,316)
Glacier Bancorp, Inc.	(163)	(7,281)
Triumph Financial, Inc.	(199)	(11,872)
		(34,479)
Beverages - (0.0)%(a)
Primo Brands Corp.	(317)	(5,969)
Building Products - (0.2)%
AAON, Inc.	(134)	(11,089)
CSW Industrials, Inc.	(31)	(8,078)
Lennox International, Inc.	(31)	(14,388)
		(33,555)
Capital Markets - (0.7)%
Ares Management Corp. - Class A	(84)	(9,164)
Blackstone, Inc.	(122)	(14,029)
Blue Owl Capital, Inc. - Class A	(429)	(3,917)
CME Group, Inc. - Class A	(53)	(15,654)
Cohen & Steers, Inc.	(121)	(7,568)
FactSet Research Systems, Inc.	(21)	(4,557)
Hamilton Lane, Inc. - Class A - Class A	(55)	(5,467)
Houlihan Lokey, Inc.	(43)	(6,176)
KKR & Co., Inc.	(138)	(12,765)

	Shares	Value
MarketAxess Holdings, Inc.	(49)	(8,084)
Moelis & Co. - Class A - Class A	(122)	(6,954)
Moody’s Corp.	(35)	(15,269)
MSCI, Inc.	(36)	(19,404)
Perella Weinberg Partners	(370)	(6,719)
Tradeweb Markets, Inc. - Class A	(75)	(8,824)
		(144,551)
Chemicals - (0.4)%
Air Products and Chemicals, Inc.	(54)	(15,687)
Chemours Co.	(462)	(10,178)
Dow, Inc.	(560)	(23,324)
International Flavors & Fragrances, Inc.	(197)	(14,292)
Stepan Co.	(100)	(4,998)
Westlake Corp.	(144)	(16,822)
		(85,301)
Commercial Services & Supplies - (0.2)%
Casella Waste Systems, Inc. - Class A	(72)	(5,712)
Cintas Corp.	(74)	(12,516)
RB Global, Inc.	(156)	(14,953)
Rollins, Inc.	(322)	(17,198)
		(50,379)
Construction Materials - (0.0)%(a)
Knife River Corp.	(100)	(8,165)
Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(312)	(12,433)
Electronic Equipment, Instruments & Components - (0.1)%
Mirion Technologies, Inc.	(453)	(8,421)
Novanta, Inc.	(61)	(7,205)
		(15,626)
Energy Equipment & Services - (0.0)%(a)
Select Water Solutions, Inc.	(706)	(10,802)
Entertainment - (0.2)%
Live Nation Entertainment, Inc.	(106)	(16,166)
Take-Two Interactive Software, Inc.	(88)	(17,380)
TKO Group Holdings, Inc.	(76)	(15,326)
		(48,872)
Financial Services - (0.2)%
Corpay, Inc.	(49)	(14,259)
Fidelity National Information Services, Inc.	(222)	(10,414)
Toast, Inc. - Class A	(488)	(12,937)
Walker & Dunlop, Inc.	(82)	(3,639)
		(41,249)
Food Products - (0.1)%
Mondelez International, Inc. - Class A	(270)	(15,563)
Tyson Foods, Inc. - Class A	(158)	(10,123)
		(25,686)

The accompanying notes are an integral part of these financial statements.

10

LEUTHOLD GLOBAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ground Transportation - (0.2)%
Knight-Swift Transportation Holdings, Inc.	(164)	(9,443)
Marten Transport Ltd.	(509)	(6,683)
Old Dominion Freight Line, Inc.	(87)	(17,000)
Saia, Inc.	(19)	(6,674)
Werner Enterprises, Inc.	(344)	(10,117)
		(49,917)
Health Care Equipment & Supplies - (0.1)%
Baxter International, Inc.	(244)	(4,099)
Intuitive Surgical, Inc.	(31)	(14,291)
Stryker Corp.	(44)	(14,458)
		(32,848)
Hotels, Restaurants & Leisure - (0.5)%
Aramark	(219)	(8,878)
Caesars Entertainment, Inc.	(253)	(6,687)
Chipotle Mexican Grill, Inc.	(346)	(11,075)
DoorDash, Inc. - Class A	(71)	(10,661)
First Watch Restaurant Group, Inc.	(436)	(4,569)
Global Business Travel Group I	(1,011)	(5,641)
Shake Shack, Inc. - Class A - Class A	(87)	(7,697)
Starbucks Corp.	(172)	(15,410)
Texas Roadhouse, Inc.	(100)	(16,514)
Vail Resorts, Inc.	(40)	(5,133)
Yum! Brands, Inc.	(104)	(16,170)
		(108,435)
Household Products - (0.1)%
Clorox Co.	(134)	(13,886)
Insurance - (0.3)%
Aon PLC - Class A	(43)	(13,880)
Arthur J. Gallagher & Co.	(53)	(11,479)
Brown & Brown, Inc.	(171)	(11,151)
Erie Indemnity Co. - Class A - Class A	(42)	(10,555)
Marsh & McLennan Cos., Inc.	(89)	(15,437)
Ryan Specialty Holdings, Inc.	(164)	(5,533)
		(68,035)
IT Services - (0.1)%
Cloudflare, Inc. - Class A	(84)	(17,333)
Snowflake, Inc. - Class A	(103)	(15,534)
		(32,867)
Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(106)	(5,539)
Repligen Corp.	(62)	(7,305)
		(12,844)
Machinery - (0.2)%
Hillman Solutions Corp.	(839)	(6,980)
IDEX Corp.	(78)	(14,785)
Ingersoll Rand, Inc.	(199)	(15,944)
Stanley Black & Decker, Inc.	(177)	(12,578)
		(50,287)

	Shares	Value
Oil, Gas & Consumable Fuels - (0.1)%
ONEOK, Inc.	(196)	(17,716)
Semiconductors & Semiconductor Equipment - (0.1)%
ARM Holdings PLC - ADR	(123)	(18,607)
Software - (0.3)%
Braze, Inc. - Class A	(257)	(6,068)
Cellebrite DI Ltd.	(467)	(6,435)
Crowdstrike Holdings, Inc. - Class A	(33)	(12,884)
Datadog, Inc. - Class A	(102)	(12,041)
Klaviyo, Inc. - Class A	(250)	(4,865)
Palo Alto Networks, Inc.	(82)	(13,146)
Samsara, Inc. - Class A	(235)	(7,447)
		(62,886)
Specialty Retail - (0.1)%
Carvana Co.	(35)	(11,003)
Dick’s Sporting Goods, Inc.	(77)	(15,268)
Floor & Decor Holdings, Inc. - Class A	(73)	(3,709)
		(29,980)
Textiles, Apparel & Luxury Goods - (0.1)%
NIKE, Inc. - Class B	(213)	(11,251)
On Holding AG - Class A	(358)	(12,179)
		(23,430)
Trading Companies & Distributors - (0.1)%
Watsco, Inc.	(39)	(14,188)
TOTAL COMMON STOCKS (Proceeds $1,230,022)		(1,092,103)
REAL ESTATE INVESTMENT TRUSTS - (0.1)%
Specialized REITs - (0.1)%
Digital Realty Trust, Inc.	(93)	(16,760)
Iron Mountain, Inc.	(172)	(17,568)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $33,500)		(34,328)
TOTAL SECURITIES SOLD SHORT - (17.9)% (Proceeds $4,078,982)		$(3,926,602)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

11

LEUTHOLD GLOBAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)

ALLOCATION OF PORTFOLIO HOLDINGS BY COUNTRY AS OF MARCH 31, 2026
(% of Net Assets)

United States	$4,109,986	18.8%
Japan	1,526,862	7.0
Germany	815,104	3.7
Canada	754,744	3.5
United Kingdom	637,840	2.8
Spain	450,729	2.0
South Korea	403,719	1.8
Taiwan	336,453	1.5
China	322,030	1.5
Sweden	311,406	1.4
Netherlands	296,251	1.4
France	291,193	1.3
Australia	290,530	1.4
Mexico	223,166	1.0
Hong Kong	208,879	1.0
Norway	202,244	0.9
South Africa	197,749	0.9
Philippines	184,572	0.9
Italy	183,259	0.9
Singapore	179,571	0.8
Switzerland	163,507	0.7
Brazil	130,039	0.6
Bermuda	109,827	0.5
Colombia	92,293	0.4
Denmark	89,103	0.4
Panama	80,663	0.4
Portugal	77,400	0.4
Thailand	65,373	0.3
Israel	(6,435)	0.0(a)
Ireland	(12,433)	(0.1)
Other Assets in Excess of Liabilities	9,187,332	41.9
	$21,902,956	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

12

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 14.1%
3.59%, 04/30/2026(a)	$5,000,000	$4,985,661
TOTAL U.S. TREASURY BILLS (Cost $4,985,661)		4,985,661
TOTAL INVESTMENTS(b) - 14.1% (Cost $4,985,661)		$4,985,661
Money Market Deposit Account - 75.3%(b)(c)		26,605,517
Other Assets in Excess of Liabilities - 10.6%		3,732,094
TOTAL NET ASSETS - 100.0%		$35,323,272

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized yield as of March 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of March 31, 2026 was $31,591,178.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

13

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (62.0)%
Aerospace & Defense - (2.2)%
Boeing Co.	(1,074)	$(213,758)
Loar Holdings, Inc.	(2,078)	(119,049)
StandardAero, Inc.	(5,889)	(152,113)
TransDigm Group, Inc.	(263)	(304,806)
		(789,726)
Banks - (2.0)%
Beacon Financial Corp.	(5,354)	(160,620)
Eastern Bankshares, Inc.	(7,478)	(146,270)
Glacier Bancorp, Inc.	(3,270)	(146,071)
Triumph Financial, Inc.	(3,991)	(238,103)
		(691,064)
Beverages - (0.3)%
Primo Brands Corp.	(6,363)	(119,815)
Building Products - (1.9)%
AAON, Inc.	(2,699)	(223,342)
CSW Industrials, Inc.	(627)	(163,384)
Lennox International, Inc.	(619)	(287,296)
		(674,022)
Capital Markets - (8.2)%
Ares Management Corp. - Class A	(1,684)	(183,724)
Blackstone, Inc.	(2,453)	(282,071)
Blue Owl Capital, Inc. - Class A	(8,617)	(78,673)
CME Group, Inc. - Class A	(1,064)	(314,252)
Cohen & Steers, Inc.	(2,439)	(152,560)
FactSet Research Systems, Inc.	(418)	(90,702)
Hamilton Lane, Inc. - Class A	(1,102)	(109,539)
Houlihan Lokey, Inc.	(869)	(124,806)
KKR & Co., Inc.	(2,774)	(256,595)
MarketAxess Holdings, Inc.	(986)	(162,670)
Moelis & Co. - Class A	(2,448)	(139,536)
Moody’s Corp.	(698)	(304,503)
MSCI, Inc.	(723)	(389,704)
Perella Weinberg Partners	(7,431)	(134,947)
Tradeweb Markets, Inc. - Class A	(1,511)	(177,784)
		(2,902,066)
Chemicals - (4.8)%
Air Products and Chemicals, Inc.	(1,075)	(312,277)
Chemours Co.	(9,281)	(204,460)
Dow, Inc.	(11,237)	(468,021)
International Flavors & Fragrances, Inc.	(3,954)	(286,863)
Stepan Co.	(2,006)	(100,260)
Westlake Corp.	(2,884)	(336,909)
		(1,708,790)
Commercial Services & Supplies - (2.8)%
Casella Waste Systems, Inc. - Class A	(1,446)	(114,725)
Cintas Corp.	(1,478)	(249,989)
RB Global, Inc.	(3,135)	(300,490)
Rollins, Inc.	(6,415)	(342,625)
		(1,007,829)

	Shares	Value
Construction Materials - (0.5)%
Knife River Corp.	(2,014)	$(164,443)
Containers & Packaging - (0.7)%
Smurfit WestRock PLC	(6,263)	(249,581)
Electronic Equipment, Instruments & Components - (0.9)%
Mirion Technologies, Inc.	(9,004)	(167,384)
Novanta, Inc.	(1,222)	(144,331)
		(311,715)
Energy Equipment & Services - (0.6)%
Select Water Solutions, Inc.	(14,155)	(216,572)
Entertainment - (2.8)%
Live Nation Entertainment, Inc.	(2,116)	(322,711)
Take-Two Interactive Software, Inc.	(1,754)	(346,415)
TKO Group Holdings, Inc.	(1,515)	(305,500)
		(974,626)
Financial Services - (2.3)%
Corpay, Inc.	(990)	(288,080)
Fidelity National Information Services, Inc.	(4,449)	(208,703)
Toast, Inc. - Class A	(9,795)	(259,665)
Walker & Dunlop, Inc.	(1,656)	(73,493)
		(829,941)
Food Products - (1.5)%
Mondelez International, Inc. - Class A	(5,392)	(310,795)
Tyson Foods, Inc. - Class A	(3,180)	(203,742)
		(514,537)
Ground Transportation - (2.8)%
Knight-Swift Transportation Holdings, Inc.	(3,285)	(189,150)
Marten Transport Ltd.	(10,210)	(134,057)
Old Dominion Freight Line, Inc.	(1,745)	(340,973)
Saia, Inc.	(372)	(130,676)
Werner Enterprises, Inc.	(6,906)	(203,106)
		(997,962)
Health Care Equipment & Supplies - (1.9)%
Baxter International, Inc.	(4,898)	(82,286)
Intuitive Surgical, Inc.	(618)	(284,892)
Stryker Corp.	(876)	(287,845)
		(655,023)
Hotels, Restaurants & Leisure - (6.1)%
Aramark	(4,397)	(178,254)
Caesars Entertainment, Inc.	(5,081)	(134,291)
Chipotle Mexican Grill, Inc.	(6,954)	(222,598)
DoorDash, Inc. - Class A	(1,417)	(212,763)
First Watch Restaurant Group, Inc.	(8,763)	(91,836)
Global Business Travel Group	(20,287)	(113,202)
Shake Shack, Inc. - Class A	(1,746)	(154,469)
Starbucks Corp.	(3,443)	(308,458)
Texas Roadhouse, Inc.	(2,003)	(330,775)

The accompanying notes are an integral part of these financial statements.

14

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - (Continued)
Vail Resorts, Inc.	(798)	$(102,399)
Yum! Brands, Inc.	(2,081)	(323,554)
		(2,172,599)
Household Products - (0.8)%
Clorox Co.	(2,686)	(278,350)
Insurance - (3.9)%
Aon PLC - Class A	(855)	(275,977)
Arthur J. Gallagher & Co.	(1,072)	(232,174)
Brown & Brown, Inc.	(3,431)	(223,736)
Erie Indemnity Co. - Class A	(840)	(211,100)
Marsh & McLennan Cos., Inc.	(1,780)	(308,741)
Ryan Specialty Holdings, Inc.	(3,292)	(111,072)
		(1,362,800)
IT Services - (1.9)%
Cloudflare, Inc. - Class A	(1,670)	(344,588)
Snowflake, Inc. - Class A	(2,064)	(311,292)
		(655,880)
Life Sciences Tools & Services - (0.7)%
Bio-Techne Corp.	(2,120)	(110,791)
Repligen Corp.	(1,241)	(146,215)
		(257,006)
Machinery - (2.9)%
Hillman Solutions Corp.	(16,849)	(140,184)
IDEX Corp.	(1,570)	(297,593)
Ingersoll Rand, Inc.	(3,997)	(320,240)
Stanley Black & Decker, Inc.	(3,557)	(252,760)
		(1,010,777)
Oil, Gas & Consumable Fuels - (1.0)%
ONEOK, Inc.	(3,934)	(355,594)
Semiconductors & Semiconductor Equipment - (1.1)%
ARM Holdings PLC - ADR	(2,468)	(373,359)
Software - (3.6)%
Braze, Inc. - Class A	(5,168)	(122,016)
Cellebrite DI Ltd.	(9,364)	(129,036)
Crowdstrike Holdings, Inc. - Class A	(660)	(257,671)
Datadog, Inc. - Class A	(2,051)	(242,120)
Klaviyo, Inc. - Class A	(5,017)	(97,631)
Palo Alto Networks, Inc.	(1,638)	(262,604)
Samsara, Inc. - Class A	(4,711)	(149,292)
		(1,260,370)
Specialty Retail - (1.7)%
Carvana Co.	(707)	(222,267)
Dick’s Sporting Goods, Inc.	(1,544)	(306,160)
Floor & Decor Holdings, Inc. - Class A	(1,474)	(74,879)
		(603,306)

	Shares	Value
Textiles, Apparel & Luxury Goods - (1.3)%
NIKE, Inc. - Class B	(4,276)	$(225,858)
On Holding AG - Class A	(7,187)	(244,502)
		(470,360)
Trading Companies & Distributors - (0.8)%
Watsco, Inc.	(778)	(283,029)
TOTAL COMMON STOCKS (Proceeds $25,166,256)		(21,891,142)
EXCHANGE TRADED FUNDS - (30.7)%
Invesco Nasdaq 100 ETF	(9,087)	(2,159,253)
iShares Expanded Tech-Software Sector ETF	(7,613)	(609,421)
iShares Russell 2000 ETF	(2,005)	(497,240)
iShares S&P 500 Growth ETF	(18,677)	(2,112,555)
State Street Consumer Discretionary Select Sector SPDR ETF	(18,742)	(2,042,503)
State Street Consumer Staples Select Sector SPDR ETF	(7,620)	(624,688)
State Street Real Estate Select Sector SPDR ETF	(10,591)	(432,430)
State Street SPDR Portfolio S&P 500 ETF	(31,079)	(2,378,787)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $11,382,233)		(10,856,877)
REAL ESTATE INVESTMENT TRUSTS - (2.0)%
Specialized REITs - (2.0)%
Digital Realty Trust, Inc.	(1,860)	(335,191)
Iron Mountain, Inc.	(3,447)	(352,076)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $667,683)		(687,267)
TOTAL SECURITIES SOLD SHORT - (94.7)% (Proceeds $37,216,172)		$(33,435,286)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

15

LEUTHOLD SELECT INDUSTRIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Air Freight & Logistics - 5.6%
CH Robinson Worldwide, Inc.	5,871	$974,997
Expeditors International of Washington, Inc.	6,283	899,914
FedEx Corp.	6,826	2,431,285
GXO Logistics, Inc.(a)	11,856	614,733
Hub Group, Inc. - Class A	14,348	517,102
United Parcel Service, Inc. - Class B	19,436	1,912,114
		7,350,145
Automobile Components - 5.1%
Aptiv PLC(a)	15,788	1,096,319
Autoliv, Inc.	10,162	1,068,636
Garrett Motion, Inc.	69,722	1,266,849
Lear Corp.	9,022	1,092,384
Magna International, Inc.	27,525	1,536,170
Visteon Corp.	7,586	691,160
		6,751,518
Banks - 7.7%
Bank of America Corp.	32,072	1,563,510
Barclays PLC - ADR	60,202	1,273,874
Canadian Imperial Bank of Commerce	16,169	1,532,013
Citigroup, Inc.	16,679	1,891,565
JPMorgan Chase & Co.	6,287	1,849,384
PNC Financial Services Group, Inc.	4,951	1,030,254
US Bancorp	19,565	1,017,576
		10,158,176
Biotechnology - 6.5%
Amgen, Inc.	4,213	1,482,344
Biogen, Inc.(a)	6,405	1,174,229
Gilead Sciences, Inc.	11,220	1,563,731
Regeneron Pharmaceuticals, Inc.	2,123	1,640,315
United Therapeutics Corp.(a)	2,093	1,241,107
Vertex Pharmaceuticals, Inc.(a)	3,149	1,406,154
		8,507,880
Capital Markets - 5.4%
Deutsche Bank AG	47,464	1,413,478
Goldman Sachs Group, Inc.	3,223	2,726,626
Morgan Stanley	12,932	2,128,219
StoneX Group, Inc.(a)	10,025	808,476
		7,076,799
Communications Equipment - 5.9%
Cisco Systems, Inc.	30,384	2,357,495
Digi International, Inc.(a)	10,035	483,687
F5, Inc.(a)	4,715	1,364,191
NETGEAR, Inc.(a)	30,764	671,886
NetScout Systems, Inc.(a)	34,010	1,081,178
Telefonaktiebolaget LM Ericsson - ADR	162,616	1,832,682
		7,791,119
Construction & Engineering - 5.1%
AECOM	7,467	633,351
Dycom Industries, Inc.(a)	3,925	1,329,868

	Shares	Value
EMCOR Group, Inc.	1,839	$1,357,752
Granite Construction, Inc.	8,493	1,018,141
Primoris Services Corp.	10,974	1,569,721
Valmont Industries, Inc.	2,122	847,888
		6,756,721
Construction Materials - 0.7%
CRH PLC	8,737	918,433
Diversified Consumer Services - 4.5%
Adtalem Global Education, Inc.(a)	9,258	1,066,985
Graham Holdings Co. - Class B	534	564,577
Laureate Education, Inc.(a)	40,292	1,403,773
Pearson PLC - ADR	53,455	701,864
Perdoceo Education Corp.	30,764	1,144,728
Universal Technical Institute, Inc.(a)	28,026	1,011,739
		5,893,666
Electronic Equipment, Instruments & Components - 6.9%
Benchmark Electronics, Inc.	12,255	687,015
CTS Corp.	10,960	523,450
Flex, Ltd.(a)	29,823	1,952,214
Jabil, Inc.	8,314	2,208,448
Plexus Corp.(a)	5,217	1,056,651
Sanmina Corp.(a)	7,466	967,892
TE Connectivity PLC	7,956	1,662,963
		9,058,633
Energy Equipment & Services - 5.0%
Archrock, Inc.	23,991	834,887
Baker Hughes Co.	19,979	1,219,718
NOV, Inc.	36,349	683,725
Oceaneering International, Inc.(a)	26,989	957,300
SLB Ltd.	26,361	1,354,692
Tenaris SA - ADR	15,036	874,794
Weatherford International PLC	7,607	719,470
		6,644,586
Health Care Providers & Services - 8.9%
Cardinal Health, Inc.	12,518	2,645,179
Cencora, Inc.	6,127	1,924,736
CVS Health Corp.	8,616	618,801
Encompass Health Corp.	6,137	593,632
HCA Healthcare, Inc.	3,154	1,492,599
McKesson Corp.	3,146	2,722,422
Tenet Healthcare Corp.(a)	5,884	1,110,370
Universal Health Services, Inc. - Class B	3,668	656,462
		11,764,201
Insurance - 3.6%
Allstate Corp.	3,915	811,736
Assurant, Inc.	3,410	742,732
Hanover Insurance Group, Inc.	2,763	478,966
Hartford Insurance Group, Inc.	6,651	899,415
Markel Group, Inc.(a)	288	551,252

The accompanying notes are an integral part of these financial statements.

16

LEUTHOLD SELECT INDUSTRIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Travelers Cos., Inc.	3,259	$950,585
White Mountains Insurance Group Ltd.	166	364,696
		4,799,382
Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A	9,387	2,699,326
Meta Platforms, Inc. - Class A	3,919	2,242,177
		4,941,503
IT Services - 1.0%
International Business Machines Corp.	5,439	1,318,359
Metals & Mining - 6.9%
Agnico Eagle Mines, Ltd.	6,258	1,270,249
Eldorado Gold Corp.	29,320	1,006,556
Equinox Gold Corp.	61,775	893,266
Hudbay Minerals, Inc.	26,583	555,585
IAMGOLD Corp.(a)	82,600	1,554,532
Kinross Gold Corp.	71,482	2,181,631
Pan American Silver Corp.	13,708	748,868
Rio Tinto PLC - ADR	9,908	924,317
		9,135,004
Oil, Gas & Consumable Fuels - 1.3%
Devon Energy Corp.	12,991	653,707
Shell PLC - ADR	10,647	990,171
		1,643,878
Passenger Airlines - 0.8%
Delta Air Lines, Inc.	14,888	989,754
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	20,212	1,225,858
GSK PLC - ADR	20,081	1,108,270
Johnson & Johnson	6,292	1,538,016
Merck & Co., Inc.	9,813	1,180,406
Sanofi SA - ADR	18,777	904,676
		5,957,226
Professional Services - 2.4%
Broadridge Financial Solutions, Inc.	5,983	972,118
Concentrix Corp.	17,878	489,142
Maximus, Inc.	12,147	778,623
SS&C Technologies Holdings, Inc.	13,699	925,641
		3,165,524
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.(a)	6,961	1,416,076
Broadcom, Inc.	4,104	1,270,229
Lam Research Corp.	4,092	874,297
NVIDIA Corp.	7,428	1,295,443
		4,856,045

	Shares	Value
Software - 1.7%
Microsoft Corp.	6,038	$2,235,086
Specialty Retail - 0.8%
Gap, Inc.	22,979	556,092
Urban Outfitters, Inc.(a)	7,587	480,636
		1,036,728
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc. - Class C	9,055	1,486,197
TOTAL COMMON STOCKS (Cost $125,526,077)		130,236,563
TOTAL INVESTMENTS - 98.9% (Cost $125,526,077)		$130,236,563
Money Market Deposit Account - 1.0%(b)		1,364,991
Other Assets in Excess of Liabilities - 0.1%		30,416
TOTAL NET ASSETS - 100.0%		$131,631,970

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

17

The Leuthold Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
ASSETS:
Investments in unaffiliated securities, at value	$55,741,477	$427,661,704	$16,642,226	$4,985,661	$130,236,563
Investments in affiliated securities, at value	1,363,165	—	—	—	—
Cash – Money market deposit account	10,956,451	93,511,070	4,244,437	26,605,517	1,364,991
Interest receivable	21,541	471,735	20,863	82,997	3,773
Cash	—	1,370	—	165	457
Tri-party collateral for securities sold short	—	488,000	16,000	163,000	—
Receivable for investments sold	—	—	474,088	—	—
Receivable for fund shares sold	—	95,261	955	402,160	—
Dividends receivable	—	330,316	52,627	—	127,575
Dividend tax reclaims receivable	—	32,504	25,549	—	4,889
Foreign currency, at value	—	—	12,750	—	—
Deposit at broker for securities sold short	—	105,907,939	4,479,415	38,016,559	—
Prepaid expenses and other assets	17,995	271,143	33,977	103,450	22,496
Total assets	68,100,629	628,771,042	26,002,887	70,359,509	131,760,744
LIABILITIES:
Securities sold short, at value	—	91,561,321	3,926,602	33,435,286	—
Payable for fund administration and accounting fees	45,640	117,999	20,229	19,419	28,144
Payable to Adviser	22,189	413,993	22,194	35,456	55,057
Payable to trustees	15,910	16,012	15,842	15,844	15,909
Payable for audit fees	11,410	14,268	14,600	13,376	12,104
Payable for legal fees	8,647	10,758	7,601	6,316	8,236
Payable for printing and mailing	6,593	17,695	5,195	6,233	4,751
Payable for compliance fees	2,051	15,327	559	1,187	848
Payable for custodian fees	574	13,340	5,425	1,279	3,725
Payable for transfer agent fees	—	114,703	8,238	—	—
Dividends payable	—	61,527	1,955	14,929	—
Payable for investments purchased	—	2,980,554	68,582	1,403,019	—
Payable for distribution and shareholder servicing fees	—	11,259	896	—	—
Payable for capital shares redeemed	—	267,745	—	83,893	—
Payable for expenses and other liabilities	—	1,158	2,013	—	—
Total liabilities	113,014	95,617,659	4,099,931	35,036,237	128,774
NET ASSETS	$ 67,987,615	$533,153,383	$21,902,956	$35,323,272	$131,631,970
Net Assets Consists of:
Paid-in capital	$60,027,774	$358,794,459	$17,865,218	$420,393,617	$126,947,781
Total distributable earnings/(accumulated losses)	7,959,841	174,358,924	4,037,738	(385,070,345)	4,684,189
Total net assets	$ 67,987,615	$533,153,383	$21,902,956	$35,323,272	$131,631,970
Net assets	$67,987,615	$—	$—	$—	$131,631,970
Shares issued and outstanding(a)	1,825,000	—	—	—	3,256,875
Net asset value per share	$37.25	$—	$—	$—	$40.42
Institutional
Net assets	$—	$304,694,733	$17,686,978	$—	$—
Shares issued and outstanding(a)	—	13,438,839	1,780,962	—	—
Net asset value per share	$—	$22.67	$9.93	$—	$—
Retail
Net assets	$—	$228,458,650	$4,215,978	$35,323,272	$—
Shares issued and outstanding(a)	—	10,118,291	433,811	1,667,710	—
Net asset value per share	$—	$22.58	$9.72	$21.18	$—
Cost:
Investments in unaffiliated securities, at cost	$49,432,005	$313,648,192	$13,514,494	$4,985,661	$125,526,077
Investments in affiliated securities, at cost	$1,416,924	$—	$—	$—	$—
Foreign currency, at cost	$—	$—	$12,804	$—	$—
Proceeds:
Securities sold short proceeds	$—	$100,278,165	$4,078,982	$37,216,172	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

18

The Leuthold Funds
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
INVESTMENT INCOME:
Dividend income	$599,416	$3,152,703	$210,776	$—	$547,399
Less: dividend withholding taxes	—	(31,084)	(17,455)	—	(7,742)
Less: issuance fees	—	(13,738)	(1,177)	—	(2,080)
Interest income	100,822	2,065,878	84,948	602,040	14,255
Broker interest income	—	1,440,003	53,061	568,788	—
Total investment income	700,238	6,613,762	330,153	1,170,828	551,832
EXPENSES:
Investment advisory fee (See Note 6)	174,871	2,485,944	92,890	209,316	200,023
Fund administration and accounting fees (See Note 6)	43,724	119,520	24,619	18,822	29,299
Audit fees	11,408	14,268	14,599	13,377	12,102
Trustees’ fees	10,946	10,897	10,919	10,918	10,817
Transfer agent fees (See Note 6)	9,488	209,202	17,062	14,075	8,775
Legal fees	4,420	6,496	4,878	4,724	4,103
Reports to shareholders	4,368	25,115	3,182	4,497	2,969
Custodian fees (See Note 6)	3,126	26,463	9,682	2,576	11,321
Compliance fees (See Note 6)	2,014	15,281	546	1,088	993
Shareholder service costs – Retail (See Note 8)	—	121,131	—	20,932	—
Distribution expenses – Retail (See Note 7)	—	—	4,397	—	—
Dividends expenses	—	492,248	26,576	192,479	—
Federal and state registration fees	—	25,921	17,248	12,187	—
Other expenses and fees	9,908	7,759	7,727	4,260	7,100
Total expenses	274,273	3,560,245	234,025	509,251	287,502
Income tax expense (See Note 4)	3,623	—	—	—	—
Expense reimbursement by Adviser (See Note 6)	(46,941)	—	(7,993)	—	(27,123)
Net expenses	230,955	3,560,245	226,032	509,251	260,379
Net investment income	469,283	3,053,517	104,121	661,577	291,453
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	2,832,768	53,753,021	1,183,692	—	212,458
Investments in affiliated securities	(848)	—	—	—	—
Securities sold short	—	(2,662,216)	(69,083)	(506,892)	—
Foreign currency translation	—	2,417	(1,656)	—	—
Net realized gain (loss)	2,831,920	51,093,222	1,112,953	(506,892)	212,458
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(3,600,109)	(55,472,828)	240,562	—	(2,577,555)
Investments in affiliated securities	(53,759)	—	—	—	—
Securities sold short	—	5,819,864	119,714	1,725,330	—
Foreign currency translation	—	(2,459)	(874)	—	—
Net change in unrealized appreciation (depreciation)	(3,653,868)	(49,655,423)	359,402	1,725,330	(2,577,555)
Net realized and unrealized gain (loss)	(821,948)	1,437,799	1,472,355	1,218,438	(2,365,097)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(352,665)	$4,491,316	$1,576,476	$1,880,015	$(2,073,644)

The accompanying notes are an integral part of these financial statements.

19

Leuthold Core ETF & Core Investment Fund
Statements of Changes in Net Assets

	Leuthold Core ETF		Leuthold Core Investment Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income	$469,283	$1,189,137	$3,053,517	$7,593,543
Net realized gain	2,831,920	6,886,800	51,093,222	43,705,712
Net change in unrealized appreciation (depreciation)	(3,653,868)	(1,824,746)	(49,655,423)	3,450,938
Net increase (decrease) in net assets from operations	(352,665)	6,251,191	4,491,316	54,750,193
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(951,387)	(1,502,155)	—	—
From earnings - Institutional	—	—	(22,323,163)	(20,348,078)
From earnings - Retail	—	—	(16,439,679)	(15,427,273)
Total distributions to shareholders	(951,387)	(1,502,155)	(38,762,842)	(35,775,351)
CAPITAL TRANSACTIONS:
Shares sold	7,549,135	20,107,313	—	—
Shares redeemed	(9,448,968)	(42,129,392)	—	—
Shares sold - Institutional	—	—	21,448,510	41,428,032
Shares issued from reinvestment of distributions - Institutional	—	—	21,471,586	19,409,922
Shares redeemed - Institutional	—	—	(40,504,673)	(64,572,675)
Redemption fees - Institutional	—	—	4,561	1,056
Shares sold - Retail	—	—	12,425,976	21,731,768
Shares issued from reinvestment of distributions - Retail	—	—	16,035,282	15,020,459
Shares redeemed - Retail	—	—	(30,224,980)	(56,870,662)
Redemption fees - Retail	—	—	3,396	833
Net increase (decrease) in net assets from capital transactions	(1,899,833)	(22,022,079)	659,658	(23,851,267)
Net decrease in net assets	(3,203,885)	(17,273,043)	(33,611,868)	(4,876,425)
NET ASSETS:
Beginning of the period	71,191,500	88,464,543	566,765,251	571,641,676
End of the period	$ 67,987,615	$71,191,500	$533,153,383	$566,765,251
SHARES TRANSACTIONS
Shares sold	200,000	575,000	—	—
Shares redeemed	(250,000)	(1,200,000)	—	—
Shares sold - Institutional	—	—	919,557	1,820,789
Shares issued from reinvestment of distributions - Institutional	—	—	958,722	871,534
Shares redeemed - Institutional	—	—	(1,762,622)	(2,903,811)
Shares sold - Retail	—	—	536,248	992,367
Shares issued from reinvestment of distributions - Retail	—	—	718,890	677,954
Shares redeemed - Retail	—	—	(1,304,612)	(2,572,130)
Total increase (decrease) in shares outstanding	(50,000)	(625,000)	66,183	(1,113,297)

The accompanying notes are an integral part of these financial statements.

20

LEUTHOLD GLOBAL FUND & GRIZZLY SHORT FUND
Statements of Changes in Net Assets

	Leuthold Global Fund		Leuthold Grizzly Short Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income	$104,121	$317,520	$661,577	$2,223,420
Net realized gain (loss)	1,112,953	1,702,823	(506,892)	(7,041,405)
Net change in unrealized appreciation (depreciation)	359,402	(419,553)	1,725,330	2,545,913
Net increase (decrease) in net assets from operations	1,576,476	1,600,790	1,880,015	(2,272,072)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional	(1,537,214)	(1,218,357)	—	—
From earnings - Retail	(227,941)	(247,655)	(699,072)	(3,570,368)
Total distributions to shareholders	(1,765,155)	(1,466,012)	(699,072)	(3,570,368)
CAPITAL TRANSACTIONS:
Shares sold - Institutional	700,927	339,717	—	—
Shares issued from reinvestment of distributions - Institutional	1,326,196	1,058,257	—	—
Shares redeemed - Institutional	(841,319)	(2,276,343)	—	—
Redemption fees - Institutional	25	—	—	—
Shares sold - Retail	1,586,136	175,338	12,310,294	23,726,552
Shares issued from reinvestment of distributions - Retail	218,458	233,549	657,701	3,327,317
Shares redeemed - Retail	(250,729)	(1,204,225)	(13,619,886)	(40,348,846)
Redemption fees - Retail	6	—	—	—
Net increase (decrease) in net assets from capital transactions	2,739,700	(1,673,707)	(651,891)	(13,294,977)
Net increase (decrease) in net assets	2,551,021	(1,538,929)	529,052	(19,137,417)
NET ASSETS:
Beginning of the period	19,351,935	20,890,864	34,794,220	53,931,637
End of the period	$ 21,902,956	$19,351,935	$35,323,272	$34,794,220
SHARES TRANSACTIONS
Shares sold - Institutional	68,082	36,007	—	—
Shares issued from reinvestment of distributions - Institutional	140,356	115,255	—	—
Shares redeemed - Institutional	(86,449)	(236,020)	—	—
Shares sold - Retail	173,059	18,877	595,041	4,202,417
Shares issued from reinvestment of distributions - Retail	23,648	25,953	31,721	621,548
Shares redeemed - Retail	(26,227)	(130,860)	(665,110)	(12,334,974)
Total increase (decrease) in shares outstanding	292,469	(170,788)	(38,348)	(7,511,009)

The accompanying notes are an integral part of these financial statements.

21

LEUTHOLD SELECT INDUSTRIES ETF
Statements of Changes in Net Assets

	Leuthold Select Industries ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income	$291,453	$117,338
Net realized gain	212,458	2,815,833
Net change in unrealized appreciation (depreciation)	(2,577,555)	1,173,458
Net increase (decrease) in net assets from operations	(2,073,644)	4,106,629
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(691,017)	(2,060,438)
Total distributions to shareholders	(691,017)	(2,060,438)
CAPITAL TRANSACTIONS:
Shares sold	95,346,433	36,060,301
Shares issued from reinvestment of distributions	—	2,028,539
Shares redeemed	(5,056,995)	(10,799,940)
Net increase in net assets from capital transactions	90,289,438	27,288,900
Net increase in net assets	87,524,777	29,335,091
NET ASSETS:
Beginning of the period	44,107,193	14,772,102
End of the period	$ 131,631,970	$44,107,193
SHARES TRANSACTIONS
Shares sold	2,275,000	982,564
Shares issued from reinvestment of distributions	—	57,564
Shares redeemed	(125,000)	(298,880)
Total increase in shares outstanding	2,150,000	741,248

The accompanying notes are an integral part of these financial statements.

22

Leuthold Core ETF
Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$37.97	$35.39	$30.30	$27.49	$30.06	$26.63
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.56	0.61	0.51	0.26	0.06
Net realized and unrealized gain (loss) on investments(b)	(0.46)	2.66	4.99	2.52	(2.76)	3.55
Total from investment operations	(0.20)	3.22	5.60	3.03	(2.50)	3.61
Net investment income	(0.52)	(0.64)	(0.51)	(0.22)	(0.07)	(0.18)
Total distributions	(0.52)	(0.64)	(0.51)	(0.22)	(0.07)	(0.18)
Net asset value, end of period	$37.25	$37.97	$35.39	$30.30	$27.49	$30.06
Total return(c)	−0.55%	9.25%	18.67%	11.03%	−8.34%	13.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,988	$71,192	$88,465	$66,659	$35,741	$15,030
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)(e)	0.79%	0.83%(f)	0.71%(f)	0.73%	0.98%	1.43%
After expense reimbursement/ recoupment(d)(e)	0.66%	0.66%(f)	0.66%(f)	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(d)(e)	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of operational expenses to average net assets excluding tax expense(d)(e)	0.65%	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(d)(e)	1.34%	1.57%	1.79%	1.63%	0.55%	(0.59)%
Portfolio turnover rate(c)(g)	18%	57%	40%	50%	31%	71%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 0.81% and 0.65% for the year ended September 30, 2025, and 0.70% and 0.65% for the year ended September 30, 2024.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

LEUTHOLD CORE INVESTMENT FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$24.17	$23.29	$20.61	$20.12	$22.98	$19.74
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.33	0.34	0.34	0.09	(0.05)
Net realized and unrealized gain (loss) on investments(b)	0.03	2.07	3.56	1.79	(1.80)	3.32
Total from investment operations	0.16	2.40	3.90	2.13	(1.71)	3.27
Net investment income	(0.11)	(0.39)	(0.31)	(0.20)	—	—
Net realized gains	(1.55)	(1.13)	(0.91)	(1.44)	(1.15)	(0.03)
Total distributions	(1.66)	(1.52)	(1.22)	(1.64)	(1.15)	(0.03)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$22.67	$24.17	$23.29	$20.61	$20.12	$22.98
Total return(d)	0.78%	10.96%	19.71%	10.83%	−8.08%	16.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$304,695	$321,962	$315,274	$252,201	$258,752	$305,516
Ratio of expenses to average net assets(e)(f)	1.25%	1.26%	1.31%	1.29%	1.26%	1.26%
Ratio of dividends, interest, and borrowing expense on securities sold short to average net assets(e)(f)	0.18%	0.15%	0.18%	0.16%	0.16%	0.13%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	1.07%	1.11%	1.13%	1.13%	1.10%	1.13%
Ratio of net investment income (loss) to average net assets(e)(f)	1.15%	1.46%	1.55%	1.63%	0.42%	(0.21)%
Portfolio turnover rate(d)	27%	64%	40%	68%	65%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

24

LEUTHOLD CORE INVESTMENT FUND
FINANCIAL HIGHLIGHTS
RETAIL

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$24.08	$23.16	$20.51	$20.03	$22.91	$19.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.30	0.32	0.31	0.07	0.07
Net realized and unrealized gain (loss) on investments(b)	0.03	2.07	3.54	1.79	(1.80)	3.17
Total from investment operations	0.15	2.37	3.86	2.10	(1.73)	3.24
Net investment income	(0.10)	(0.32)	(0.30)	(0.18)	—	—
Net realized gains	(1.55)	(1.13)	(0.91)	(1.44)	(1.15)	(0.03)
Total distributions	(1.65)	(1.45)	(1.21)	(1.62)	(1.15)	(0.03)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$22.58	$24.08	$23.16	$20.51	$20.03	$22.91
Total return(d)	0.75%	10.83%	19.62%	10.75%	−8.19%	16.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$228,459	$244,803	$256,368	$239,838	$247,766	$286,984
Ratio of expenses to average net assets(e)(f)	1.35%	1.35%	1.40%	1.39%	1.34%	1.36%
Ratio of dividends, interest, and borrowing expense on securities sold short to average net assets(e)(f)	0.18%	0.15%	0.18%	0.16%	0.18%	0.13%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	1.17%	1.20%	1.22%	1.23%	1.16%	1.23%
Ratio of net investment income (loss) to average net assets(e)(f)	1.05%	1.37%	1.46%	1.53%	0.33%	(0.31)%
Portfolio turnover rate(d)	27%	64%	40%	68%	65%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

25

LEUTHOLD GLOBAL FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.10	$10.01	$9.04	$8.67	$9.86	$8.38
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.16	0.16	0.19	0.12	(0.04)
Net realized and unrealized gain (loss) on investments(b)	0.69	0.67	1.04	0.61	(1.07)	1.54
Total from investment operations	0.74	0.83	1.20	0.80	(0.95)	1.50
Net investment income	(0.20)	(0.17)	(0.23)	(0.10)	(0.05)	(0.02)
Net realized gains	(0.71)	(0.57)	—	(0.33)	(0.19)	—
Total distributions	(0.91)	(0.74)	(0.23)	(0.43)	(0.24)	(0.02)
Redemption fee per share	0.00(c)	—	—	—	—	0.00(c)
Net asset value, end of period	$9.93	$10.10	$10.01	$9.04	$8.67	$9.86
Total return(d)	8.13%	9.05%	13.40%	9.26%	−9.90%	17.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,687	$16,750	$17,462	$20,464	$20,143	$22,939
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	2.23%	2.31%	2.06%	1.91%	1.87%	1.90%
After expense reimbursement/ recoupment(e)(f)	2.15%	1.96%	2.05%	1.91%	1.87%	1.95%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)(f)	0.26%	0.20%	0.26%	0.25%	0.30%	0.29%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	1.89%	1.76%	1.79%	1.66%	1.57%	1.66%
Ratio of net investment income (loss) to average net assets(e)(f)	1.05%	1.70%	1.65%	1.57%	1.28%	(0.45)%
Portfolio turnover rate(d)	23%	64%	56%	67%	54%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

26

LEUTHOLD GLOBAL FUND
FINANCIAL HIGHLIGHTS
RETAIL

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.88	$9.82	$8.89	$8.55	$9.72	$8.24
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.13	0.13	0.16	0.11	(0.05)
Net realized and unrealized gain (loss) on investments(b)	0.68	0.64	1.03	0.60	(1.05)	1.53
Total from investment operations	0.72	0.77	1.16	0.76	(0.94)	1.48
Net investment income	(0.17)	(0.14)	(0.23)	(0.09)	(0.04)	—
Net realized gains	(0.71)	(0.57)	—	(0.33)	(0.19)	—
Total distributions	(0.88)	(0.71)	(0.23)	(0.42)	(0.23)	—
Redemption fee per share	0.00(c)	—	0.00(c)	—	—	—
Net asset value, end of period	$9.72	$9.88	$9.82	$8.89	$8.55	$9.72
Total return(d)	8.05%	8.64%	13.24%	8.96%	−9.92%	18.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,216	$2,602	$3,429	$3,837	$4,608	$5,691
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)(f)	2.45%	2.54%	2.31%	2.16%	1.96%	1.97%
After expense reimbursement/recoupment(e)(f)	2.40%	2.21%	2.30%	2.16%	1.96%	2.01%
Ratio of dividends, interest, and borrowing expense on securities sold short to average net assets(e)(f)	0.25%	0.20%	0.26%	0.25%	0.31%	0.23%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	2.16%	2.01%	2.04%	1.91%	1.65%	1.78%
Ratio of net investment income (loss) to average net assets(e)(f)	0.82%	1.44%	1.42%	1.84%	1.14%	(0.48)%
Portfolio turnover rate(d)	23%	64%	56%	67%	54%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

27

LEUTHOLD GRIZZLY SHORT FUND
FINANCIAL HIGHLIGHTS
RETAIL

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA(a)
Net asset value, beginning of period	$20.39	$23.40	$29.56	$37.00	$28.60	$43.28
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.40	1.16	1.92	1.56	(0.40)	(0.92)
Net realized and unrealized gain (loss) on investments(c)	0.83	(2.33)	(6.00)	(7.80)	8.80	(13.76)
Total from investment operations	1.23	(1.17)	(4.08)	(6.24)	(8.40)	(14.68)
Net investment income	(0.44)	(1.84)	(2.08)	(1.20)	—	—(d)
Total distributions	(0.44)	(1.84)	(2.08)	(1.20)	—	0.00
Net asset value, end of period	$21.18	$20.39	$23.40	$29.56	$37.00	$28.60
Total return(e)	6.06%	−5.12%	−14.14%	−16.77%	29.37%	−33.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,323	$34,794	$53,932	$110,330	$197,384	$60,697
Ratio of expenses to average net assets(f)	3.04%	3.00%	2.91%	2.71%	2.68%	2.93%
Ratio of dividends, interest, and borrowing expense on securities sold short to average net assets(f)	1.15%	1.22%	1.25%	1.08%	1.07%	1.25%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	1.89%	1.78%	1.66%	1.63%	1.61%	1.68%
Ratio of net investment income (loss) to average net assets(f)	3.95%	5.25%	7.11%	4.99%	(1.22)%	(2.93)%
Portfolio turnover rate(e)	0%	0%	0%	0%	0%	0%

(a)	During the year ended September 30, 2025, the Fund effected the following reverse split: 1 for 4. All historical per share information has been retroactively adjusted to reflect this reverse split.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

28

LEUTHOLD SELECT INDUSTRIES ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$39.85	$40.40	$32.15	$26.69	$33.85	$27.06
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.22	(0.09)	0.10	0.09	(0.10)
Net realized and unrealized gain (loss) on investments(b)	0.96	5.45	9.63	5.80	(5.09)	8.85
Total from investment operations	1.11	5.67	9.54	5.90	(5.00)	8.75
Net investment income	(0.15)	—	—	(0.44)	(0.08)	—
Net realized gains	(0.39)	(6.22)	(1.29)	—	(2.08)	(1.96)
Total distributions	(0.54)	(6.22)	(1.29)	(0.44)	(2.16)	(1.96)
Net asset value, end of period	$40.42	$39.85	$40.40	$32.15	$26.69	$33.85
Total return(c)	2.85%	16.02%	30.67%	22.23%	−16.21%	34.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$131,632	$44,107	$14,772	$13,611	$11,965	$14,741
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.72%	1.51%(e)	1.79%(e)	1.87%	1.86%	2.03%
After expense reimbursement/ recoupment(d)	0.65%	0.83%(e)	1.51%(e)	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(d)	0.73%	0.60%	(0.54)%	(0.04)%	(0.07)%	(0.84)%
Portfolio turnover rate(c)(f)	26%	78%	53%	104%	106%	63%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recover were 1.51% and 0.82% for the year ended September 30, 2025 and 1.78% and 1.50% for the year ended September 30, 2024.

(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)
1.	Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Leuthold Funds consists of five series (each series a “Fund” and collectively the “Funds”), of which is each is diversified:

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core ETF	Capital appreciation and income	1/6/2020	n/a
Leuthold Core Investment Fund	Capital appreciation and income	11/20/1995	1/31/2006
Leuthold Global Fund	Capital appreciation and income	7/1/2008	4/30/2008
Leuthold Grizzly Short Fund	Capital appreciation	6/19/2000	n/a
Leuthold Select Industries ETF	Capital appreciation	6/19/2000	n/a

The Funds are considered investment companies under and follow the accounting and reporting guidance in Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser to the Funds (the “Adviser”). All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.
Shares of the Leuthold Core ETF and Leuthold Select Industries ETF are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds intend to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended March 31, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended September 30, 2022.

30

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
Core Investment Fund, Global Fund, and Grizzly Short Fund will make distributions of net investment income, if any, quarterly. Core ETF and Select Industries ETF will make distributions of net investment income, if any, annually. Each Fund make distributions of net realized capital gains, if any, annually. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the

31

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. The Funds will suffer a loss if they sell a security short and the value of the security rises rather than falls; additionally, the Funds may be subject to expenses such as costs of borrowing and margin account maintenance. Since there is no maximum attainable price for a stock, short selling could result in unlimited loss. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 3. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund’s collateral at broker for securities sold short is with one major international security dealer.
With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.
The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statements of Assets and Liabilities as an asset.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer at the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the

32

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. Foreign securities, and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.
Short-Term Investments – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2026:
Leuthold Core ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$57,104,642	$—	$—	$57,104,642
Total Investments	$57,104,642	$—	$—	$57,104,642

33

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
Leuthold Core Investment Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$342,731,078	$—	$0(a)(b)	$342,731,078
Exchange Traded Funds	48,816,750	—	—	48,816,750
Foreign Government Debt Obligations	—	11,040,764	—	11,040,764
U.S. Treasury Securities	—	10,116,129	—	10,116,129
U.S. Treasury Bills	—	14,956,983	—	14,956,983
Total Investments	$391,547,828	$36,113,876	$0(a)(b)	$427,661,704
Liabilities:
Investments:
Common Stocks	$(47,495,550)	$—	$—	$(47,495,550)
Exchange Traded Funds	(42,575,176)	—	—	(42,575,176)
Real Estate Investment Trusts	(1,490,595)	—	—	(1,490,595)
Total Investments	$(91,561,321)	$—	$—	$(91,561,321)

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.
Leuthold Global Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,530,489	$5,406,591	$0(a)(b)	$13,937,080
Exchange Traded Funds	1,307,074	—	—	1,307,074
U.S. Treasury Securities	—	500,896	—	500,896
Foreign Government Debt Obligations	—	398,610	—	398,610
U.S. Treasury Bills	—	498,566	—	498,566
Total Investments	$9,837,563	$6,804,663	$0(a)(b)	$16,642,226
Liabilities:
Investments:
Exchange Traded Funds	$(2,800,171)	$—	$—	$(2,800,171)
Common Stocks	(1,092,103)	—	—	(1,092,103)
Real Estate Investment Trusts - Common	(34,328)	—	—	(34,328)
Total Investments	$(3,926,602)	$—	$—	$(3,926,602)

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.

34

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
Leuthold Grizzly Short Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$4,985,661	$—	$4,985,661
Total Investments	$—	$4,985,661	$—	$4,985,661
Liabilities:
Investments:
Common Stocks	$(21,891,142)	$—	$—	$(21,891,142)
Exchange Traded Funds	(10,856,877)	—	—	(10,856,877)
Real Estate Investment Trusts - Common	(687,267)	—	—	(687,267)
Total Investments	$(33,435,286)	$—	$—	$(33,435,286)

Leuthold Select Industries ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$130,236,563	$—	$—	$130,236,563
Total Investments	$130,236,563	$—	$—	$130,236,563

Refer to each Fund’s Schedule of Investments and/or Schedule of Securities Sold Short for further industry classification.
4.	Federal Tax Information
As of September 30, 2025, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of securities’ appreciation for federal income tax purposes were as follows:

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
Federal Income Tax Cost	$ 55,624,382	$ 243,480,246	$ 11,741,118	$ (28,678,565)	$ 36,014,576
Unrealized Appreciation	11,267,941	175,255,538	4,131,952	2,892,594	7,559,967
Unrealized Depreciation	(2,008,383)	(2,961,166)	(1,379,654)	(937,130)	(524,326)
Net Appreciation	$9,259,558	$ 172,294,372	$2,752,298	$1,955,464	$7,035,641

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

35

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
At September 30, 2025, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) for federal income tax purposes were as follows:

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
Undistributed Ordinary Income	$722,085	$128,107	$107,857	$203,720	$95,101
Undistributed long-term gains	—	36,207,415	1,365,430	—	318,108
Distributable earnings	722,085	36,335,522	1,473,287	203,720	413,209
Capital loss carryover and late-year losses	(717,750)	—	—	(388,410,472)	—
Other accumulated gains (losses)	—	556	832	—	—
Unrealized appreciation (depreciation)	9,259,558	172,294,372	2,752,298	1,955,464	7,035,641
Total accumulated earnings (deficit)	$ 9,263,893	$208,630,450	$ 4,226,417	$(386,251,288)	$7,448,850

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses. As of September 30, 2025, these amounts were:

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
Unlimited Short-Term	$ (592,671)	$—	$—	$(388,410,472)	$—
Unlimited Long-Term	(125,079)	—	—	—	—

The Funds did not have any late-year losses incurred during the fiscal year ended September 30, 2025, as arising on the first day of the fiscal year ending September 30, 2025. The Funds also did not have any post-October losses. No Funds utilized capital loss carryforwards during the year ended September 30, 2025.
The tax character of distributions paid during the period ended March 31, 2026, and the year ended September 30, 2025:
Period Ended March 31, 2026

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
Distributions Paid from:
Ordinary Income*	$ 951,387	$2,555,267	$399,714	$ 699,072	$ 196,277
Long Term Capital Gain**	—	36,207,575	1,365,441	—	494,740
Total Distributions Paid	$ 951,387	$ 38,762,842	$ 1,765,155	$ 699,072	$ 691,017

Year Ended September 30, 2025

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
Distributions Paid from:
Ordinary Income*	$ 1,502,155	$8,600,106	$339,274	$ 3,570,368	$274,998
Long Term Capital Gain**	—	27,175,245	1,126,738	—	1,785,440
Total Distributions Paid	$ 1,502,155	$ 35,775,351	$ 1,466,012	$ 3,570,368	$ 2,060,438

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).

36

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
5.	Investment Transactions
Purchases and sales of investment securities, other than short-term investments, U.S. Government securities, and securities sold short, for the period ended March 31, 2026 were as follows:

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF
Purchases	$20,092,396	$123,209,133	$3,944,408	$116,262,189
Sales	27,049,746	176,330,494	5,717,830	26,709,888

Purchases and sales of U.S. Government securities for the period ended March 31, 2026 were as follows:

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF
Purchases	$—	$—	$—	$—
Sales	—	—	—	—

During the period ended March 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Leuthold Core ETF	$7,019,522	$8,685,597
Leuthold Select Industries ETF	93,891,671	4,978,524

During the period ended March 31, 2026, net capital gains resulting from in-kind redemptions were as follows:

Leuthold Core ETF	$2,217,370
Leuthold Select Industries ETF	1,547,321

There were no purchases or sales of investment securities in the Leuthold Grizzly Short Fund because this Fund invests only in securities sold short.
6.	Investment Advisory and Other Transactions with Affiliates
Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
0.50%	0.90%	0.90%	1.25%	0.50%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends, interest on securities sold short, acquired fund fees and expenses, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
0.65%	1.25%	1.85%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to thirty-six months from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

37

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
Amounts subject to future recoupment as of March 31, 2026 are as follows:
Leuthold Core ETF

Month of Expiration	Recoverable Amount
9/30/2026	$26,310
9/30/2027	45,007
9/30/2028	122,390
3/31/2029	46,941

Leuthold Global Fund

Month of Expiration	Recoverable Amount
9/30/2027	$1,816
9/30/2028	65,309
3/31/2029	7,993

Leuthold Select Industries ETF

Month of Expiration	Recoverable Amount
9/30/2026	$52,137
9/30/2027	48,594
9/30/2028	133,375
3/31/2029	27,123

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid by the Funds for administration and accounting, transfer agency, custody, and compliance services for the period ended March 31, 2026 are as follows:

	Core ETF	Core Investment Fund	Global Fund	Grizzly Short Fund	Select Industries ETF
Expense
Fund Administration & Accounting	$43,724	$119,520	$24,619	$18,822	$29,299
Transfer Agency	9,488	209,202	17,062	14,075	8,775
Custody	3,126	26,463	9,682	2,576	11,321
Chief Compliance Officer	2,014	15,281	546	1,088	993

38

The Leuthold Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)(Continued)
7.	Affiliated Company Transactions
The Leuthold Core ETF had the following investments in affiliates during the period ended March 31, 2026.

Investment Security	9/30/25 Share Balance	Gross Additions	Purchases In-Kind	Gross Reductions	Redemptions In-Kind	Realized Gain (Loss)	Distributions Received	3/31/26 Share Balance	3/31/26 Value	Net Change in Unrealized Appreciation/ Depreciation
Leuthold Select Industries ETF	—	$ 1,436,304	$ 19,593	$ (18,532)	$ (18,532)	$ (848)	$ —	33,700	$ 1,363,165	$ (53,759)

8.	Distribution Plan
The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Quasar Distributors, LLC, which serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Trustees. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.
9.	Sub-Transfer Agent and Shareholder Servicing Fee Plans
The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund and Leuthold Grizzly Short Fund have adopted a Shareholder Service Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.
10.	Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2026, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Core Investment Fund	Charles Schwab	39.47%	Record
Global Fund	Charles Schwab	28.09%	Record
Grizzly Short Fund	Charles Schwab	31.17%	Record

39

The Leuthold Funds
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-800-273-6886.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-273-6886. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-800-273-6886, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – The Leuthold Group, LLC
(d/b/a Leuthold Weeden Capital Management)
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2026, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and The Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management) (“Leuthold” or the “Adviser”) regarding the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Grizzly Short Fund, Leuthold Core ETF, and Leuthold Select Industries ETF (each a “Fund” or collectively, the “Funds”) for another annual term.
Prior to the meeting and at a meeting held on January 6, 2026, the Trustees received and considered information from Leuthold and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Leuthold with respect to the Fund; (2) the Fund’s historical performance as managed by Leuthold; (3) the costs of the services provided by Leuthold and the profits realized by Leuthold from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Leuthold resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information

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Additional Information (Unaudited)(Continued)
provided to them and did not identify any particular information that was all-important or controlling. The Board considered the information and made its determinations for each Fund separately and independently of the other Fund.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives from Leuthold, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Leuthold as set forth in the Investment Advisory Agreement, as the agreement relates to each Fund, continue to be fair and reasonable in light of the services that Leuthold performs, the investment advisory fees that each Fund pays Leuthold for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Leuthold provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Leuthold effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Leuthold’s financial statements, assets under management and capitalization. In that regard, the Trustees concluded that Leuthold had sufficient resources to support the management of the Funds. The Trustees considered the experience of each Fund’s portfolio managers, one of whom has managed each Fund since its inception date. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Leuthold provides to each Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of Leuthold. In assessing the quality of the portfolio management delivered by Leuthold, the Trustees reviewed the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that Leuthold manages utilizing similar investment strategies. When reviewing each Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.
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Leuthold Core Investment Fund. The Trustees considered that the Fund had outperformed its Category and Cohort averages, as well as its benchmark index, for the one-, three-, five-, and ten-year periods ended September 30, 2025, but had underperformed an additional index for all periods presented ended September 30, 2025. The Trustees noted the Fund had achieved positive total returns over all periods presented as of September 30, 2025. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Leuthold over all time periods presented.

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Leuthold Global Fund. The Trustees considered that the Fund had outperformed its Cohort average for the one-, three-, and five-year periods, but underperformed for the ten-year period, all ended September 30, 2025. The Trustees also considered that the Fund had underperformed its Category average for the all periods presented ended September 30, 2025. The Trustees also considered that the Fund’s Institutional Class had underperformed its benchmark index for all periods presented ended September 30, 2025, but had outperformed an additional index for all periods presented ended September 30, 2025.

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Leuthold Grizzly Short Fund. The Trustees considered that the Fund had underperformed its Cohort average for all periods presented ended September 30, 2025. The Trustees also considered that the Fund had underperformed its benchmark index for all periods presented ended September 30, 2025.  The Trustees observed that all of the Fund’s Cohort funds, and the benchmark index, included long equity exposures, whereas the Fund included only short positions.

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Additional Information (Unaudited)(Continued)
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Leuthold Core ETF. The Trustees considered that the Fund had outperformed its Cohort average for all periods presented ended September 30, 2025, and had outperformed the Category average for the one-, three-, and five-year periods ended September 30, 2025. The Trustees also considered that the Fund had outperformed its benchmark index for all periods considered ended September 30, 2025, but had underperformed an additional index for all periods considered ended September 30, 2025. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Leuthold over all time periods presented.

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Leuthold Select Industries ETF. The Trustees considered that the Fund had outperformed its Cohort and Category averages for all periods considered ended September 30, 2025. The Trustees also considered that the Fund had underperformed its benchmark for all periods considered ended September 30, 2025, but had outperformed two additional indexes for all periods presented. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Leuthold over all time periods presented.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to Leuthold under the Investment Advisory Agreement, as well as Leuthold’s profitability from services that Leuthold rendered to each Fund under the Investment Advisory Agreement during the 12-month period ended September 30, 2025. The Trustees also noted favorably that Leuthold had agreed to continue the expense limitation agreement under which Leuthold contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus, and noted that Leuthold had waived a portion of its advisory fee for the Leuthold Global Fund, Leuthold Core ETF, and Leuthold Select Industries ETF during its most recent fiscal year. The Trustees also considered the management fees Leuthold charges to separately managed accounts with investment strategies similar to those of the Fund. They observed that Leuthold charges management fees that range above and below the management fee charged to each Fund, depending on assets under management. The Trustees considered the reasonableness of Leuthold’s profits from its service relationship with each Fund.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2025. The Board noted:
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Leuthold Core Investment Fund. The Fund’s management fee was higher than the Category average but lower than the Cohort average. The Fund’s total expenses (before and after waivers and expense reimbursements) were lower than both the Category and Cohort averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Leuthold’s advisory fee with respect to the Fund continues to be reasonable.

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Leuthold Global Fund. The Fund’s management fee was higher than the Cohort and Category averages, and its total expenses (before and after waivers and expense reimbursements) were higher than both the Cohort and Category averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Leuthold’s advisory fee with respect to the Fund continues to be reasonable.

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Leuthold Grizzly Short Fund. The Fund’s management fee was higher than the Cohort average. Its total expenses (before and after waivers and expense reimbursements) were higher than the Cohort averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Leuthold’s advisory fee with respect to the Fund continues to be reasonable.

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Leuthold Core ETF. While the Fund’s management fee, as well as its total expenses (before and after waivers and expense reimbursements)  was lower than both the Category and Cohort average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Leuthold’s advisory fee with respect to the Fund continues to be reasonable.

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Additional Information (Unaudited)(Continued)
•
Leuthold Select Industries ETF. While the Fund’s management fee was lower than the Category and Cohort averages, its total expenses (before and after waivers and expense reimbursements) were higher than both the Cohort and Category averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Leuthold’s advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale. The Trustees then considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds in the Investment Advisory Agreement do not contain breakpoints. The Trustees additionally took into account that Leuthold continues to believe that breakpoints are not presently appropriate for the Funds because of concerns about potential capacity constraints associated with each strategy. The Trustees also considered that Leuthold has agreed to consider breakpoints in the future should circumstances change.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Leuthold from its relationship with the Funds. The Trustees considered that Leuthold does not utilize soft dollar arrangements with respect to portfolio transactions, and that Leuthold does not use affiliated brokers to execute the Funds’ portfolio transactions. While the Trustees noted that each Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees also observed that Leuthold was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that Leuthold may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Leuthold does not receive additional material benefits from its relationship with the Funds.

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INVESTMENT ADVISER
Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management)
100 North 6th Street, Suite 600A
Minneapolis, MN 55403
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
800-273-6886
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-800-273-6886.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	6/4/2026

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	6/4/2026

* Print the name and title of each signing officer under his or her signature.